UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09599

STATE STREET MASTER FUNDS

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:
Sean O’Malley, Esq. Senior Vice President and Deputy General Counsel c/o SSGA Funds Management, Inc. One Iron Street Boston, Massachusetts 02210	Timothy W. Diggins, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code: (617) 664-1465

Date of fiscal year end: December 31

Date of reporting period: June 30, 2019

Item 1. Reports to Stockholders.

Semi-Annual Report
June 30, 2019
State Street Master Funds
State Street Money Market Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Money Market Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of June 30, 2019

% of Net Assets
Certificates of Deposit	31.6%
Financial Company Commercial Paper	20.2
Other Notes	19.6
Other Repurchase Agreements	8.9
Asset Backed Commercial Paper	7.0
Government Agency Repurchase Agreements	6.6
Treasury Repurchase Agreements	5.9
Other Assets in Excess of Liabilities	0.2
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Maturity Ladder as of June 30, 2019

% of Net Assets
Overnight (1 Day)	34.3%
2 to 30 Days	15.3
31 to 60 Days	11.9
61 to 90 Days	8.2
Over 90 Days	30.1
Total	99.8%
Average days to maturity	33
Weighted average life	66
(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2019 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
ASSET BACKED COMMERCIAL PAPER—7.0%
Alpine Securitization LLC(a)	2.540%	07/31/2019	07/31/2019	$ 40,000,000	$ 39,911,817
Antalis SA(a)	2.600%	07/03/2019	07/03/2019	100,000,000	99,966,250
Atlantic Asset Securitization LLC(a)	2.370%	07/01/2019	07/01/2019	130,000,000	129,974,000
Barton Capital SA(a)	2.470%	07/29/2019	07/29/2019	48,400,000	48,302,891
Barton Capital SA(a)	2.470%	09/03/2019	09/03/2019	38,000,000	37,835,147
Bedford Row Funding Corp., 1 Month USD LIBOR + 0.13%(b)	2.524%	07/16/2019	01/16/2020	50,000,000	50,002,636
Cancara Asset Securitisation LLC(a)	2.250%	10/25/2019	10/25/2019	50,000,000	49,605,482
Collateralized Commercial Paper FLEX Co. LLC, 1 Month USD LIBOR + 0.25%(b)	2.669%	07/08/2019	08/07/2019	58,000,000	58,016,190
Kells Funding LLC(a)	2.500%	08/19/2019	08/19/2019	131,000,000	130,560,437
Kells Funding LLC(a)	2.530%	08/15/2019	08/15/2019	50,000,000	49,844,667
Kells Funding LLC(a)	2.540%	08/02/2019	08/02/2019	50,000,000	49,885,666
Kells Funding LLC(a)	2.550%	08/09/2019	08/09/2019	125,000,000	124,658,750
LMA Americas LLC(a)	2.390%	07/01/2019	07/01/2019	125,000,000	124,975,365
LMA Americas LLC(a)	2.410%	11/01/2019	11/01/2019	50,000,000	49,603,100
Nieuw Amsterdam Receivables Corp.(a)	2.550%	07/16/2019	07/16/2019	55,000,000	54,933,285
TOTAL ASSET BACKED COMMERCIAL PAPER					1,098,075,683
CERTIFICATES OF DEPOSIT—31.6%
Bank of Montreal, 3 Month USD LIBOR + 0.05%(b)	2.570%	09/03/2019	03/02/2020	100,000,000	100,006,257
Bank of Montreal, 3 Month USD LIBOR + 0.22%(b)	2.673%	09/09/2019	12/09/2019	150,000,000	150,130,891
Bank of Nova Scotia(a)	2.650%	12/16/2019	12/16/2019	75,000,000	75,024,690
Bank of Nova Scotia, 1 Month USD LIBOR + 0.30%(b)	2.694%	07/16/2019	01/16/2020	20,000,000	20,025,659
Bank of Nova Scotia, 3 Month USD LIBOR + 0.14%(b)	2.751%	07/16/2019	01/16/2020	23,000,000	23,017,140
BNP Paribas, 3 Month USD LIBOR + 0.07%(b)	2.649%	08/05/2019	11/05/2019	90,000,000	90,002,690
Canadian Imperial Bank of Commerce, 1 Month USD LIBOR + 0.13%(b)	2.551%	07/08/2019	12/06/2019	125,000,000	125,042,010
Canadian Imperial Bank of Commerce, 1 Month USD LIBOR + 0.33%(b)	2.741%	07/15/2019	08/13/2019	125,000,000	125,052,779
Canadian Imperial Bank of Commerce, 3 Month USD LIBOR + 0.22%(b)	2.550%	09/30/2019	12/30/2019	35,000,000	35,032,902
Canadian Imperial Bank of Commerce, 3 Month USD LIBOR + 0.32%(b)	2.931%	07/05/2019	07/05/2019	80,000,000	80,002,167
China Construction Bank(a)	2.630%	08/16/2019	08/16/2019	60,000,000	60,013,607
China Construction Bank(a)	2.660%	07/15/2019	07/15/2019	50,000,000	50,005,049
Credit Industriel et Commercial(a)	2.260%	03/11/2020	03/11/2020	100,000,000	100,141,278
Credit Industriel et Commercial(a)	2.590%	12/04/2019	12/04/2019	100,000,000	100,150,163
Credit Industriel et Commercial, 1 Month USD LIBOR + 0.14%(b)	2.580%	07/01/2019	08/01/2019	120,000,000	120,016,138
Credit Suisse AG(a)	2.620%	09/27/2019	09/27/2019	100,000,000	100,063,812
Credit Suisse AG(a)	2.620%	10/10/2019	10/10/2019	100,000,000	100,070,998
Credit Suisse AG, 1 Month USD LIBOR + 0.18%(b)	2.592%	07/11/2019	12/11/2019	100,000,000	100,048,494
Credit Suisse AG, 3 Month USD LIBOR + 0.11%(b)	2.711%	07/18/2019	10/15/2019	50,000,000	50,008,569
Industrial and Commercial Bank of China Ltd.(a)	2.490%	07/09/2019	07/09/2019	49,000,000	49,003,434
Industrial and Commercial Bank of China Ltd.(a)	2.630%	08/26/2019	08/26/2019	61,000,000	61,009,585
Industrial and Commercial Bank of China Ltd.(a)	2.660%	07/15/2019	07/15/2019	110,000,000	110,009,523
Industrial and Commercial Bank of China Ltd.(a)	2.660%	08/02/2019	08/02/2019	125,000,000	125,019,582
Industrial and Commercial Bank of China Ltd.(a)	2.700%	07/02/2019	07/02/2019	135,000,000	135,003,584
Lloyds Bank Corporate Markets PLC, 3 Month USD LIBOR + 0.18%(b)	2.772%	07/19/2019	07/19/2019	150,000,000	150,008,398
Mizuho Bank Ltd.(a)	2.570%	08/05/2019	08/05/2019	100,000,000	100,023,463
Mizuho Bank Ltd., 3 Month USD LIBOR + 0.11%(b)	2.721%	07/02/2019	07/02/2019	150,000,000	150,000,000
MUFG Bank Ltd.(a)	2.600%	10/31/2019	10/31/2019	111,000,000	111,109,422
Nordea Bank AB, 3 Month USD LIBOR - 0.01%(b)	2.591%	07/18/2019	10/18/2019	95,000,000	94,999,762
Nordea Bank AB, 3 Month USD LIBOR - 0.01%(b)	2.601%	07/15/2019	10/15/2019	50,000,000	49,999,897
Norinchukin Bank(a)	2.260%	12/04/2019	12/04/2019	19,440,000	19,458,293
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Norinchukin Bank(a)	2.550%	07/16/2019	07/16/2019	$ 100,000,000	$ 100,007,273
Royal Bank of Canada, 3 Month USD LIBOR + 0.05%(b)	2.661%	07/02/2019	04/02/2020	150,000,000	149,999,940
Skandinaviska Enskilda Banken AB(a)	2.600%	10/04/2019	10/04/2019	106,000,000	106,097,862
Skandinaviska Enskilda Banken AB, 3 Month USD LIBOR + 0.01%(b)	2.533%	08/22/2019	11/22/2019	104,000,000	103,999,524
Skandinaviska Enskilda Banken AB, 3 Month USD LIBOR + 0.13%(b)	2.581%	09/11/2019	09/11/2019	140,000,000	140,032,067
Societe Generale, 3 Month USD LIBOR + 0.07%(b)	2.681%	07/15/2019	07/15/2019	75,000,000	75,002,385
Standard Chartered Bank(a)	2.600%	07/22/2019	07/22/2019	75,000,000	75,010,334
Sumitomo Mitsui Banking Corp., 1 Month USD LIBOR + 0.13%(b)	2.551%	07/08/2019	09/06/2019	50,000,000	50,011,647
Sumitomo Mitsui Banking Corp., 1 Month USD LIBOR + 0.13%(b)	2.559%	07/05/2019	09/04/2019	74,000,000	74,017,027
Sumitomo Mitsui Banking Corp., 1 Month USD LIBOR + 0.13%(b)	2.569%	07/31/2019	09/30/2019	55,000,000	55,012,164
Sumitomo Mitsui Banking Corp., 1 Month USD LIBOR + 0.16%(b)	2.564%	07/22/2019	08/22/2019	113,000,000	113,027,548
Sumitomo Mitsui Trust Bank(a)	2.400%	07/02/2019	07/02/2019	100,000,000	100,000,117
Sumitomo Mitsui Trust Bank(a)	2.580%	07/11/2019	07/11/2019	42,000,000	42,002,995
Sumitomo Mitsui Trust Bank, 1 Month USD LIBOR + 0.17%(b)	2.600%	07/05/2019	08/05/2019	40,000,000	40,007,267
Svenska Handelsbanken AB, 3 Month USD LIBOR + 0.02%(b)	2.612%	07/19/2019	07/19/2019	130,000,000	130,002,427
Svenska Handelsbanken AB, 3 Month USD LIBOR + 0.21%(b)	2.629%	09/19/2019	12/19/2019	127,000,000	127,111,989
Toronto-Dominion Bank(a)	2.400%	12/04/2019	12/04/2019	73,000,000	73,042,258
Toronto-Dominion Bank(a)	2.600%	10/15/2019	10/15/2019	100,000,000	100,090,095
Toronto-Dominion Bank, 1 Month USD LIBOR + 0.33%(b)	2.770%	07/02/2019	08/02/2019	100,000,000	100,020,622
Toronto-Dominion Bank, 3 Month USD LIBOR + 0.03%(b)	2.373%	09/24/2019	03/24/2020	125,000,000	124,999,777
Wells Fargo Bank NA, 1 Month USD LIBOR + 0.18%(b)	2.592%	07/08/2019	04/08/2020	100,000,000	100,043,343
Wells Fargo Bank NA, 3 Month USD LIBOR + 0.17%(b)	2.781%	07/15/2019	01/15/2020	75,000,000	75,063,577
Wells Fargo Bank NA, 3 Month USD LIBOR + 0.23%(b)	2.841%	07/03/2019	01/06/2020	50,000,000	50,055,746
Wells Fargo Bank NA, 3 Month USD LIBOR + 0.24%(b)	2.851%	07/03/2019	02/03/2020	75,000,000	75,096,517
TOTAL CERTIFICATES OF DEPOSIT					4,939,254,737
FINANCIAL COMPANY COMMERCIAL PAPER—20.2%
Bank of Nova Scotia, 1 Month USD LIBOR + 0.14%(b)	2.580%	07/03/2019	02/03/2020	90,000,000	90,029,369
Bank of Nova Scotia, 3 Month USD LIBOR + 0.06%(b)	2.539%	09/05/2019	06/05/2020	100,000,000	99,999,590
BPCE(a)	2.270%	02/18/2020	02/18/2020	125,000,000	123,230,972
BPCE(a)	2.410%	10/04/2019	10/04/2019	50,000,000	49,698,106
Caisse des Depots et Consignations(a)	2.485%	08/16/2019	08/16/2019	100,000,000	99,696,608
CDP Financial, Inc.(a)	2.500%	11/14/2019	11/14/2019	74,000,000	73,326,553
CDP Financial, Inc.(a)	2.555%	10/15/2019	10/15/2019	150,000,000	148,926,804
Commonwealth Bank of Australia, 3 Month USD LIBOR + 0.04%(b)	2.619%	08/05/2019	02/03/2020	50,000,000	50,005,655
DBS Bank Ltd.(a)	2.250%	12/03/2019	12/03/2019	30,000,000	29,711,650
DBS Bank Ltd.(a)	2.260%	10/18/2019	10/18/2019	200,000,000	198,598,134
DnB Bank ASA(a)	2.465%	09/30/2019	09/30/2019	150,000,000	149,114,050
Erste Abwicklungsanstalt(a)	2.490%	09/16/2019	09/16/2019	50,000,000	49,743,667
HSBC Bank PLC, 1 Month USD LIBOR + 0.30%(b)	2.704%	07/22/2019	07/22/2019	100,000,000	100,020,138
HSBC Bank PLC, 3 Month USD LIBOR + 0.01%(b)	2.575%	08/07/2019	08/07/2019	100,000,000	100,000,159
ING US Funding LLC, 1 Month USD LIBOR + 0.16%(b)	2.600%	07/03/2019	12/03/2019	125,000,000	125,056,254
ING US Funding LLC, 1 Month USD LIBOR + 0.29%(b)	2.702%	07/08/2019	07/08/2019	90,000,000	90,007,446
Lloyds Bank PLC, 1 Month USD LIBOR + 0.09%(b)	2.635%	08/05/2019	02/04/2020	115,000,000	114,999,540
Lloyds Bank PLC, 1 Month USD LIBOR + 0.26%(b)	2.650%	07/19/2019	08/19/2019	120,000,000	120,043,950
National Australia Bank Ltd., 1 Month USD LIBOR + 0.22%(b)	2.660%	07/01/2019	08/01/2019	56,000,000	56,011,911
Nordea Bank AB(a)	2.485%	09/20/2019	09/20/2019	100,000,000	99,471,733
Skandinaviska Enskilda Banken AB(a)	2.560%	12/11/2019	12/11/2019	125,000,000	123,749,812
Swedbank AB(a)	2.600%	09/11/2019	09/11/2019	125,000,000	124,398,437
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Toronto-Dominion Bank(a)	2.440%	07/03/2019	07/03/2019	$ 125,000,000	$ 124,958,541
Toronto-Dominion Bank, 1 Month USD LIBOR + 0.37%(b)	2.789%	07/08/2019	11/07/2019	125,000,000	125,139,995
Toyota Motor Credit Corp., 1 Month USD LIBOR + 0.14%(b)	2.580%	07/03/2019	01/23/2020	130,000,000	130,044,095
Toyota Motor Credit Corp., 1 Month USD LIBOR + 0.15%(b)	2.590%	07/02/2019	12/23/2019	70,000,000	70,020,910
Toyota Motor Credit Corp., 3 Month USD LIBOR%(b)	2.521%	08/28/2019	11/21/2019	100,000,000	99,995,734
Toyota Motor Finance Netherlands B.V., 3 Month USD LIBOR + 0.13%(b)	2.741%	07/15/2019	10/11/2019	153,000,000	153,063,714
UBS AG, 3 Month USD LIBOR + 0.05%(b)	2.629%	08/01/2019	02/03/2020	50,000,000	49,999,750
Westpac Banking Corp., 3 Month USD LIBOR + 0.07%(b)	2.595%	08/16/2019	08/16/2019	72,500,000	72,504,765
Westpac Banking Corp., 3 Month USD LIBOR + 0.07%(b)	2.632%	08/09/2019	08/12/2019	50,000,000	50,004,338
Westpac Banking Corp., 3 Month USD LIBOR + 0.18%(b)	2.701%	08/27/2019	11/27/2019	75,000,000	75,053,999
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER					3,166,626,379
OTHER NOTES—19.6%
ABN Amro Bank NV(a)	2.420%	07/02/2019	07/02/2019	150,000,000	150,000,000
Australia & New Zealand Banking Group Ltd.(a)	2.390%	07/01/2019	07/01/2019	280,000,000	280,000,000
Bank of America NA, 1 Month USD LIBOR + 0.14%(b)	2.580%	07/03/2019	09/03/2019	46,000,000	46,008,545
Bank of America NA, 1 Month USD LIBOR + 0.30%(b)	2.740%	07/02/2019	08/02/2019	68,000,000	68,016,361
Bank of Nova Scotia(a)	2.410%	07/01/2019	07/01/2019	250,000,000	250,000,000
Citibank NA(a)	2.500%	07/01/2019	07/01/2019	200,000,000	200,000,000
Cooperatieve Rabobank UA(a)	2.350%	07/01/2019	07/01/2019	175,537,000	175,537,000
Lloyds Bank Corporate Markets PLC(a)	2.350%	07/01/2019	07/01/2019	150,000,000	150,000,000
Mizuho Bank Ltd.(a)	2.400%	07/01/2019	07/01/2019	200,000,000	200,000,000
Mizuho Bank Ltd.(a)	2.430%	07/03/2019	07/03/2019	100,000,000	100,000,000
Mizuho Bank Ltd.(a)	2.440%	07/02/2019	07/02/2019	125,000,000	125,000,000
National Australia Bank Ltd.(a)	2.350%	07/01/2019	07/01/2019	200,000,000	200,000,000
National Bank of Canada(a)	2.420%	07/03/2019	07/03/2019	100,000,000	100,000,000
National Bank of Canada(a)	2.440%	07/02/2019	07/02/2019	110,000,000	110,000,000
Royal Bank of Canada(a)	2.500%	07/01/2019	07/01/2019	325,000,000	325,000,000
Standard Chartered Bank(a)	2.380%	07/01/2019	07/01/2019	300,000,000	300,000,000
Svenska Handelsbanken AB(a)	2.330%	07/01/2019	07/01/2019	294,165,000	294,165,000
TOTAL OTHER NOTES					3,073,726,906
GOVERNMENT AGENCY REPURCHASE AGREEMENTS—6.6%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by Government National Mortgage Associations, 4.000% – 4.500% due 04/20/2047 – 10/20/2048, valued at $80,580,000); expected proceeds $79,016,458	2.500%	07/01/2019	07/01/2019	79,000,000	79,000,000
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by a Federal Home Loan Mortgage Corporation, 4.500% due 11/01/2048, and Government National Mortgage Associations, 3.000% – 4.500% due 05/15/2040 – 08/15/2047, valued at $154,052,088); expected proceeds $151,031,458	2.500%	07/01/2019	07/01/2019	151,000,000	151,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by a Federal Home Loan Mortgage Corporations, 0.000% – 7.000% due 02/15/2022 – 08/15/2034, Federal Home Loan Mortgage Corporation Strip, 5.500% due 08/01/2035, Federal National Mortgage Associations, 0.000% – 6.000% due 11/25/2027 – 06/25/2040, Federal National Mortgage Associations Strips, 0.000% – 7.000% due 09/25/2023 – 05/01/2044, and U.S. Treasury Notes, 2.000% – 2.235% due 10/31/2019 – 05/15/2022, valued at $51,335,749); expected proceeds $50,010,458	2.510%	07/01/2019	07/01/2019	50,000,000	50,000,000
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by a Government National Mortgage Association, 0.403% due 12/16/2039, a U.S. Treasury Bond, 7.625% due 02/15/2025, a U.S. Treasury Inflation Index Note, 0.250% due 01/15/2025, and U.S. Treasury Notes, 2.000% – 2.750% due 01/31/2025 – 02/28/2025, valued at $48,960,878); expected proceeds $48,010,000	2.500%	07/01/2019	07/01/2019	$ 48,000,000	$ 48,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by a Federal National Mortgage Association, 4.000% due 06/01/2049, and a Government National Mortgage Association, 4.000% due 11/20/2048, valued at $94,860,001); expected proceeds $93,019,530	2.520%	07/01/2019	07/01/2019	93,000,000	93,000,000
Agreement with HSBC Securities USA, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by a Federal Home Loan Mortgage Corporation, 4.000% due 09/01/2047, and Federal National Mortgage Associations, 2.000% – 4.500% due 02/01/2032 – 02/01/2049, valued at $29,580,000); expected proceeds $29,006,090	2.520%	07/01/2019	07/01/2019	29,000,000	29,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by Federal Home Loan Mortgage Corporations, 2.564% – 4.785% due 10/01/2026 – 11/01/2045, and Federal National Mortgage Associations, 3.000% – 5.500% due 06/01/2033 – 07/01/2049, valued at $117,300,000); expected proceeds $115,024,438	2.550%	07/01/2019	07/01/2019	115,000,000	115,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by Government National Mortgage Associations, 2.500% – 6.000% due 02/20/2023 – 01/15/2060, valued at $479,400,000); expected proceeds $470,099,483	2.540%	07/01/2019	07/01/2019	470,000,000	470,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					1,035,000,000
TREASURY REPURCHASE AGREEMENTS—5.9%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by a U.S. Treasury Inflation Index Bond, 2.000% due 01/15/2026, and a U.S. Treasury Note, 2.000% due 12/31/2021, valued at $102,000,021); expected proceeds $100,019,583	2.350%	07/01/2019	07/01/2019	100,000,000	100,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by a U.S. Treasury Bill, 0.000% due 07/16/2019, valued at $20,400,068); expected proceeds $20,004,183	2.510%	07/01/2019	07/01/2019	20,000,000	20,000,000
Agreement with Fixed Income Clearing Corp., and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by a U.S. Treasury Bill, 0.000% due 06/18/2020, a U.S. Treasury Bond, 2.750% due 11/15/2047, and U.S. Treasury Notes, 1.250% – 2.500% due 02/28/2021 – 03/31/2024, valued at $510,000,002); expected proceeds $500,104,167	2.500%	07/01/2019	07/01/2019	500,000,000	500,000,000
Agreement with Fixed Income Clearing Corp., and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by a U.S. Treasury Bill, 0.000% due 06/18/2020, valued at $102,000,091); expected proceeds $100,020,000	2.400%	07/01/2019	07/01/2019	100,000,000	100,000,000
See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with HSBC Securities USA, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by a U.S. Treasury Bill, 0.000% due 07/18/2019, a U.S. Treasury Inflation Index Note, 0.875% due 01/15/2029, a U.S. Treasury Note, 2.750% due 07/31/2023, and a U.S. Treasury Strip, 0.000% due 05/15/2026, valued at $40,800,005); expected proceeds $40,008,333	2.500%	07/01/2019	07/01/2019	$ 40,000,000	$ 40,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by a U.S. Treasury Note, 1.750% due 11/30/2021, valued at $122,400,057); expected proceeds $120,025,300	2.530%	07/01/2019	07/01/2019	120,000,000	120,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by a U.S. Treasury Bill, 0.000% due 06/18/2020, and U.S. Treasury Notes, 1.000% – 2.875% due 10/15/2019 – 11/15/2024, valued at $51,000,017); expected proceeds $50,010,417	2.500%	07/01/2019	07/01/2019	50,000,000	50,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS					930,000,000
OTHER REPURCHASE AGREEMENTS—8.9%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 06/14/2019 (collateralized by various Corporate Bonds, 0.000% – 6.380% due 02/06/2020 – 10/15/2075, valued at $89,250,000); expected proceeds $85,607,750(c)	2.860%	07/01/2019	09/12/2019	85,000,000	85,000,000
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by various Corporate Bonds, 2.600% – 8.250% due 01/15/2020 – 06/15/2049, valued at $106,554,961); expected proceeds $100,020,917	2.510%	07/01/2019	07/01/2019	100,000,000	100,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 06/26/2019 (collateralized by various Common Stocks, valued at $189,029,610); expected proceeds $176,233,750(c)	2.810%	07/01/2019	09/24/2019	175,000,000	175,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by various Common Stocks, valued at $356,400,000); expected proceeds $330,069,025	2.510%	07/01/2019	07/01/2019	330,000,000	330,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/21/2019 (collateralized by a U.S. Treasury Inflation Index Note, 1.250% due 07/15/2020, and various Corporate Bonds, 0.000% – 9.625% due 07/19/2019 – 01/01/2999, valued at $113,296,422); expected proceeds $100,702,500(c)	2.810%	07/01/2019	09/19/2019	100,000,000	100,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by various Corporate Bonds, 0.000% – 6.380% due 04/28/2025 – 02/17/2061, valued at $210,003,916); expected proceeds $201,380,000(c)	2.760%	07/01/2019	09/26/2019	200,000,000	200,000,000
Agreement with UBS Securities LLC and Bank of New York Mellon (Tri-Party), dated 06/24/2019 (collateralized by a Federal Farm Credit Bank, 0.000% due 05/20/2020, a U.S. Treasury Bill, 0.000% due 07/05/2019, U.S. Treasury Inflation Index Bonds, 1.000% – 2.375% due 01/15/2025 – 02/15/2049, a U.S. Treasury Inflation Index Note, 0.125% due 04/15/2022, a U.S. Treasury Strip, 0.000% due 05/15/2029, and various Corporate Bonds, 2.890% – 7.875% due 02/19/2021 – 06/22/2047, valued at $55,925,760); expected proceeds $50,050,332(c)	2.589%	07/08/2019	07/08/2019	50,000,000	50,000,000
See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 06/24/2019 (collateralized by various Corporate Bonds, 0.875% – 2.125% due 08/15/2019 – 06/19/2023, valued at $102,050,660); expected proceeds $100,049,000	2.520%	07/01/2019	07/01/2019	$ 100,000,000	$ 100,000,000
Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by various Corporate Bonds, 0.000% – 7.625% due 07/15/2019 – 10/25/2042, valued at $256,865,376); expected proceeds $250,051,250	2.460%	07/01/2019	07/01/2019	250,000,000	250,000,000
TOTAL OTHER REPURCHASE AGREEMENTS					1,390,000,000
TOTAL INVESTMENTS –99.8%(d) (Cost $15,630,023,494)					15,632,683,705
Other Assets in Excess of Liabilities —0.2%					25,279,889
NET ASSETS –100.0%					$ 15,657,963,594
(a)	Rate represents annualized yield at date of purchase.
(b)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Illiquid security. These securities represent $610,000,000 or 3.9% of net assets as of June 30, 2019.
(d)	Also represents the cost for federal tax purposes.
The following table summarizes the value of the Portfolio's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Asset Backed Commercial Paper	$—	$ 1,098,075,683	$—	$ 1,098,075,683
Certificates of Deposit	—	4,939,254,737	—	4,939,254,737
Financial Company Commercial Paper	—	3,166,626,379	—	3,166,626,379
Other Notes	—	3,073,726,906	—	3,073,726,906
Government Agency Repurchase Agreements	—	1,035,000,000	—	1,035,000,000
Treasury Repurchase Agreements	—	930,000,000	—	930,000,000
Other Repurchase Agreements	—	1,390,000,000	—	1,390,000,000
Total Investments	$—	$15,632,683,705	$—	$15,632,683,705
See accompanying notes to financial statements.
7

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2019 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value	$12,277,683,705
Repurchase agreements, at value	3,355,000,000
Total Investments	15,632,683,705
Cash	5,403
Interest receivable — unaffiliated issuers	26,098,507
TOTAL ASSETS	15,658,787,615
LIABILITIES
Advisory and administrator fee payable	591,437
Custody, sub-administration and transfer agent fees payable	170,296
Trustees’ fees and expenses payable	200
Professional fees payable	32,891
Printing fees payable	1,473
Accrued expenses and other liabilities	27,724
TOTAL LIABILITIES	824,021
NET ASSETS	$15,657,963,594
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$12,275,023,494
Repurchase agreements	3,355,000,000
Total cost of investments	$15,630,023,494
See accompanying notes to financial statements.
8

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME
Interest income — unaffiliated issuers	$189,343,566
EXPENSES
Advisory and administrator fee	3,592,975
Custodian, sub-administrator and transfer agent fees	940,678
Trustees’ fees and expenses	156,501
Professional fees and expenses	82,658
Printing and postage fees	919
Insurance expense	2,977
Miscellaneous expenses	6,236
TOTAL EXPENSES	4,782,944
NET INVESTMENT INCOME (LOSS)	$184,560,622
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	41,957
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	2,794,457
NET REALIZED AND UNREALIZED GAIN (LOSS)	2,836,414
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$187,397,036
See accompanying notes to financial statements.
9

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/19 (Unaudited)	Year Ended 12/31/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 184,560,622	$ 247,714,372
Net realized gain (loss)	41,957	99,189
Net change in unrealized appreciation/depreciation	2,794,457	11,343
Net increase (decrease) in net assets resulting from operations	187,397,036	247,824,904
CAPITAL TRANSACTIONS
Contributions	13,667,238,042	38,864,723,746
Withdrawals	(9,393,056,151)	(37,857,969,929)
Net increase (decrease) in net assets from capital transactions	4,274,181,891	1,006,753,817
Net increase (decrease) in net assets during the period	4,461,578,927	1,254,578,721
Net assets at beginning of period	11,196,384,667	9,941,805,946
NET ASSETS AT END OF PERIOD	$15,657,963,594	$ 11,196,384,667
See accompanying notes to financial statements.
10

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/19 (Unaudited)	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14
Total return (a)	1.31%	2.06%	0.96%	0.51%	0.17%	0.13%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$15,657,964	$11,196,385	$9,941,806	$8,272,653	$47,683,856	$40,704,468
Ratios to average net assets:
Total expenses	0.07%(b)	0.07%	0.06%	0.07%	0.07%	0.07%
Net investment income (loss)	2.57%(b)	2.05%	1.11%	0.49%	0.17%	0.13%
(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
(b)	Annualized.
See accompanying notes to financial statements.
11

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2019 (Unaudited)

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2019, the Trust consists of seven (7) series each of which represents a separate series of beneficial interest in the Trust. The State Street Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interests with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a floating net asset value (“NAV”) money market fund. As a floating NAV money market fund, the Portfolio (1) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (“SEC”) guidance) to value its portfolio securities and transact at a floating NAV calculated to four decimal places; and (2) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Portfolio’s weekly liquid assets fall below a designated threshold.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Portfolio's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the "Board"). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Portfolio's investments by major category are as follows:
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers.
•  Debt obligations (including short term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•  Repurchase agreements are valued at the repurchase price as of valuation date.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Portfolio's investments.
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STATE STREET MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019 (Unaudited)

The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method.
All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
3.    Securities and Other Investments
Repurchase Agreements
The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of June 30, 2019, the Portfolio had invested in repurchase agreements with the gross values of $3,355,000,000 and associated collateral equal to $3,484,045,683.
13

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STATE STREET MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019 (Unaudited)

4.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2018, SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of June 30, 2019, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Money Market Portfolio	$15,630,023,494	$2,849,705	$189,494	$2,660,211
7.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio was more broadly diversified.
14

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STATE STREET MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019 (Unaudited)

Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
8.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
15

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
OTHER INFORMATION
June 30, 2019 (Unaudited)

Expense Example
As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2019 to June 30, 2019.
The table below illustrates your Portfolio’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Money Market Portfolio	0.07%	$1,013.10	$0.35	$1,024.40	$0.35
(a)	Expenses are equal to the Portfolio’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio has adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083 (toll free) or (ii) on the SEC’s website at www.sec.gov. Information regarding how the Portfolio voted proxies, if any, during the 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
Monthly Portfolio Schedule
The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov.
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STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Master Funds (the “Trust”), met in person on April 10, 2019 and May 15, 2019, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Money Market Portfolio (the “Portfolio”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreement. Following the April 10, 2019 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 15, 2019 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the feeder fund for which the Portfolio serves as the master fund in a master-feeder structure (the “Fund”):
○	Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2018, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”), for the Fund (the “Lipper Index”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
○	Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
○	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
○	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
_______________________________________
1 Over the course of many years overseeing the Portfolio and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
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STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Portfolio and (b) affiliates of the Adviser that provide services to the Portfolio (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Portfolio.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Portfolio and for Portfolio operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	A copy of the Adviser’s proxy voting policies and procedures and other information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Portfolio and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Portfolio;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Portfolio by SSGA FM in its capacity as the Portfolio’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Portfolio by affiliates of the Adviser, including the custodian, sub-administrator, transfer agent and fund accountant of the Portfolio, and the role of the Adviser in managing the Portfolio’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Portfolio;
•	Draft responses to a letter from independent legal counsel to the Independent Trustees (“Independent Counsel”), reviewed prior to such date by Independent Counsel, requesting specific information from each of:
○	SSGA FM, in its capacity as the Portfolio’s Adviser and Administrator, with respect to its operations relating to the Portfolio and its approximate profit margins from such operations for the calendar year ended December 31, 2018; and the relevant operations of other affiliated service providers to the Portfolio, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2018;
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STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

○	State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and transfer agent for the Portfolio, with respect to its operations relating to the Portfolio; and
○	State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Portfolio (the “Distributor”), with respect to its operations relating to the Portfolio;
•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 15, 2019;
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund; and
•	A summary of the foregoing materials prepared by Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Portfolio throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Portfolio and the investment strategies used in pursuing the Portfolio’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Portfolio.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 15, 2019 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2019, for an additional year with respect to the Portfolio.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Portfolio, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.
The Board had previously reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.
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STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Portfolio.
Portfolio Performance
The Board considered the Portfolio’s performance by evaluating the performance of the Fund. The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2018. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Portfolio:
Money Market Funds, Generally. The Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Group and Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.
State Street Institutional Liquid Reserves Fund and State Street Money Market Portfolio. The Board considered that the Fund outperformed the median of its Performance Group for the 1- and 10-year periods, underperformed the median of its Performance Group for the 3-year period and equaled the median of its Performance Group for the 5-year period. The Board also considered that the Fund outperformed the median of its Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund outperformed its Lipper Index for the 1-, 5- and 10-year periods and underperformed its Lipper Index for the 3-year period. The Board took into account management’s discussion of the Fund’s performance.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Portfolio is satisfactory based on performance of the Fund in comparison to the performance of its Performance Group, Performance Universe or Lipper Index.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Portfolio and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. The Board considered the investment advisory fee in the context of the overall master-feeder arrangement with the Fund. Among other information, the Board considered the following expense information in its evaluation of the Portfolio:
State Street Institutional Liquid Reserves Fund and State Street Money Market Portfolio. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and the fees and the expense ratio of the Portfolio are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Portfolio and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Portfolio, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Portfolio and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in
20

STATE STREET MASTER FUNDS
STATE STREET MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

servicing the Trust, including reputational and entrepreneurial risks. The Board noted that the Adviser does not currently have “soft dollar” arrangements in effect for trading the Portfolio’s investments.
The Board concluded that the profitability of the Adviser with respect to the Portfolio, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Portfolio, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Portfolio or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Portfolio and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Portfolio and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Portfolio to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Portfolio at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Portfolio and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
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Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
James E. Ross
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Master Funds
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.
SSITILRMMSAR

Semi-Annual Report
June 30, 2019
State Street Master Funds
State Street U.S. Government Money Market Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street U.S. Government Money Market Portfolio
Portfolio Statistics (Unaudited)
Portfolio Composition as of June 30, 2019

% of Net Assets
Government Agency Debt	37.2%
Treasury Debt	23.9
Government Agency Repurchase Agreements	17.0
Treasury Repurchase Agreements	16.1
Other Assets in Excess of Liabilities	5.8
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Maturity Ladder as of June 30, 2019

% of Net Assets
Overnight (1 Day)	22.1%
2 to 30 Days	14.7
31 to 60 Days	12.8
61 to 90 Days	10.6
Over 90 Days	34.0
Total	94.2%
Average days to maturity	34
Weighted average life	90
(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2019 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY DEBT—37.2%
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.15%(a)	2.237%	07/18/2019	07/18/2019	$ 136,150,000	$ 136,149,344
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.10%(a)	2.288%	07/20/2019	09/20/2019	227,000,000	226,997,481
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.14%(a)	2.300%	07/02/2019	07/02/2019	168,000,000	167,999,977
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.07%(a)	2.329%	07/17/2019	12/17/2019	275,000,000	274,996,270
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.06%(a)	2.352%	07/10/2019	12/10/2019	325,000,000	324,999,712
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.05%(a)	2.354%	07/25/2019	02/25/2020	150,000,000	149,991,413
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.05%(a)	2.359%	07/25/2019	02/25/2020	240,000,000	239,971,813
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.04%(a)	2.372%	07/10/2019	02/10/2020	200,000,000	199,986,730
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.06%(a)	2.380%	07/03/2019	12/03/2019	350,000,000	349,995,541
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.02%(a)	2.384%	07/22/2019	05/22/2020	179,600,000	179,594,167
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.02%(a)	2.397%	07/10/2019	06/10/2020	290,800,000	290,786,292
Federal Farm Credit Bank, Secured Overnight Financing Rate + 0.03%(a)	2.450%	06/29/2019	02/06/2020	115,000,000	115,000,000
Federal Farm Credit Bank, 3 Month USD LIBOR - 0.12%(a)	2.462%	07/27/2019	01/27/2020	25,000,000	25,003,979
Federal Farm Credit Bank, 1 Month USD LIBOR + 0.18%(a)	2.592%	07/11/2019	10/11/2019	50,000,000	50,034,037
Federal Home Loan Bank (b)	2.164%	09/25/2019	09/25/2019	500,000,000	497,415,222
Federal Home Loan Bank, 3 Month USD LIBOR - 0.26%(a)	2.263%	08/15/2019	08/15/2019	300,000,000	299,955,980
Federal Home Loan Bank, 1 Month USD LIBOR - 0.13%(a)	2.269%	07/16/2019	07/16/2019	340,200,000	340,200,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.13%(a)	2.277%	07/26/2019	07/26/2019	99,800,000	99,800,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.13%(a)	2.315%	07/02/2019	08/02/2019	500,000,000	500,000,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.07%(a)	2.325%	07/19/2019	09/19/2019	200,000,000	200,000,000
Federal Home Loan Bank (b)	2.330%	09/04/2019	09/04/2019	500,000,000	497,896,528
Federal Home Loan Bank, 1 Month USD LIBOR - 0.03%(a)	2.358%	07/20/2019	04/20/2020	200,000,000	200,000,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.04%(a)	2.362%	07/26/2019	08/26/2019	250,000,000	250,000,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.04%(a)	2.369%	07/25/2019	11/25/2019	175,900,000	175,900,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.06%(a)	2.371%	07/04/2019	12/04/2019	500,000,000	500,000,000
Federal Home Loan Bank (b)	2.372%	08/16/2019	08/16/2019	150,000,000	149,545,367
Federal Home Loan Bank (b)	2.373%	11/15/2019	11/15/2019	111,000,000	109,997,605
Federal Home Loan Bank, 1 Month USD LIBOR - 0.03%(a)	2.383%	07/12/2019	11/12/2019	296,000,000	295,996,916
Federal Home Loan Bank (b)	2.388%	08/09/2019	08/09/2019	200,000,000	199,482,600
Federal Home Loan Bank (b)	2.393%	07/05/2019	07/05/2019	535,200,000	535,057,730
Federal Home Loan Bank (b)	2.393%	10/09/2019	10/09/2019	75,000,000	74,501,458
Federal Home Loan Bank (b)	2.394%	07/17/2019	07/17/2019	300,000,000	299,680,800
Federal Home Loan Bank, 1 Month USD LIBOR - 0.01%(a)	2.394%	07/29/2019	03/27/2020	250,000,000	250,000,000
Federal Home Loan Bank (b)	2.400%	06/17/2020	06/17/2020	225,000,000	225,000,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.04%(a)	2.400%	07/01/2019	08/30/2019	125,000,000	125,000,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.02%(a)	2.401%	07/06/2019	01/06/2020	324,400,000	324,400,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.04%(a)	2.405%	07/01/2019	11/29/2019	230,000,000	230,000,000
Federal Home Loan Bank (b)	2.410%	08/02/2019	08/02/2019	225,000,000	224,518,000
Federal Home Loan Bank (b)	2.414%	10/30/2019	10/30/2019	82,200,000	81,533,052
Federal Home Loan Bank (b)	2.415%	08/12/2019	08/12/2019	350,000,000	349,994,023
Federal Home Loan Bank, Secured Overnight Financing Rate(a)	2.420%	06/29/2019	12/11/2019	400,000,000	400,000,000
Federal Home Loan Bank (b)	2.429%	09/30/2019	09/30/2019	395,700,000	395,671,685
Federal Home Loan Bank (b)	2.430%	07/22/2019	07/22/2019	185,400,000	185,137,196
Federal Home Loan Bank (b)	2.430%	07/24/2019	07/24/2019	337,200,000	336,676,497
Federal Home Loan Bank (b)	2.430%	07/26/2019	07/26/2019	336,600,000	336,031,988
Federal Home Loan Bank (b)	2.438%	08/07/2019	08/07/2019	790,000,000	788,041,549
Federal Home Loan Bank, Secured Overnight Financing Rate + 0.02%(a)	2.440%	06/29/2019	08/27/2019	347,100,000	347,100,000
Federal Home Loan Bank, Secured Overnight Financing Rate + 0.02%(a)	2.440%	06/29/2019	02/21/2020	300,000,000	300,000,000
Federal Home Loan Bank, 3 Month USD LIBOR - 0.14%(a)	2.444%	08/22/2019	11/22/2019	450,000,000	450,000,000
Federal Home Loan Bank, Secured Overnight Financing Rate + 0.03%(a)	2.450%	06/29/2019	12/06/2019	341,500,000	341,500,000
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Federal Home Loan Bank, Secured Overnight Financing Rate + 0.04%(a)	2.455%	06/29/2019	02/21/2020	$ 267,500,000	$ 267,500,000
Federal Home Loan Bank (b)	2.460%	10/11/2019	10/11/2019	500,000,000	499,985,776
Federal Home Loan Bank (b)	2.465%	10/11/2019	10/11/2019	250,000,000	249,989,390
Federal Home Loan Bank (b)	2.468%	09/16/2019	09/16/2019	138,600,000	138,594,798
Federal Home Loan Bank, Secured Overnight Financing Rate + 0.05%(a)	2.470%	06/29/2019	01/17/2020	54,700,000	54,700,000
Federal Home Loan Bank, Secured Overnight Financing Rate + 0.07%(a)	2.485%	06/29/2019	11/15/2019	225,000,000	225,000,000
Federal Home Loan Bank, Secured Overnight Financing Rate + 0.08%(a)	2.495%	06/29/2019	06/11/2021	145,000,000	145,000,000
Federal Home Loan Bank (b)	2.510%	05/28/2020	05/28/2020	300,000,000	300,000,000
Federal Home Loan Mortgage Corp. (b)	2.160%	11/13/2019	11/13/2019	183,000,000	181,517,700
Federal Home Loan Mortgage Corp. (b)	2.390%	10/01/2019	10/01/2019	252,500,000	250,957,786
Federal Home Loan Mortgage Corp. (b)	2.423%	07/17/2019	07/17/2019	443,000,000	442,522,938
Federal Home Loan Mortgage Corp. (b)	2.440%	06/09/2020	06/09/2020	215,000,000	215,000,000
Federal Home Loan Mortgage Corp. (b)	2.453%	09/09/2019	09/09/2019	139,100,000	138,436,532
Federal Home Loan Mortgage Corp. (b)	2.540%	04/22/2020	04/22/2020	175,000,000	175,000,000
Federal National Mortgage Assoc., Secured Overnight Financing Rate + 0.07%(a)	2.490%	06/29/2019	10/30/2019	435,500,000	435,568,821
Federal National Mortgage Assoc., Secured Overnight Financing Rate + 0.08%(a)	2.495%	06/29/2019	10/30/2020	181,100,000	181,100,000
Federal National Mortgage Assoc., Secured Overnight Financing Rate + 0.10%(a)	2.520%	06/29/2019	04/30/2020	50,000,000	50,000,000
Federal National Mortgage Assoc. (b)	2.661%	08/02/2019	08/02/2019	400,000,000	399,382,338
TOTAL GOVERNMENT AGENCY DEBT					17,997,797,031
TREASURY DEBT—23.9%
U.S. Treasury Bill (b)	2.030%	12/26/2019	12/26/2019	500,000,000	494,981,389
U.S. Treasury Bill (b)	2.133%	12/19/2019	12/19/2019	200,000,000	197,974,125
U.S. Treasury Bill (b)	2.140%	12/12/2019	12/12/2019	477,900,000	473,241,006
U.S. Treasury Bill (b)	2.355%	11/14/2019	11/14/2019	200,010,000	198,230,059
U.S. Treasury Bill (b)	2.373%	08/15/2019	08/15/2019	400,000,000	398,816,308
U.S. Treasury Bill (b)	2.380%	10/03/2019	10/03/2019	200,000,000	198,757,111
U.S. Treasury Bill (b)	2.385%	11/07/2019	11/07/2019	300,000,000	297,436,420
U.S. Treasury Bill (b)	2.390%	10/17/2019	10/17/2019	300,000,000	297,849,000
U.S. Treasury Bill (b)	2.393%	10/10/2019	10/10/2019	683,600,000	679,009,187
U.S. Treasury Bill (b)	2.415%	09/26/2019	09/26/2019	300,000,000	298,249,125
U.S. Treasury Bill (b)	2.440%	08/08/2019	08/08/2019	175,000,000	174,549,278
U.S. Treasury Bill (b)	2.445%	09/19/2019	09/19/2019	700,000,000	696,191,811
U.S. Treasury Bill (b)	2.450%	08/01/2019	08/01/2019	195,000,000	194,588,604
U.S. Treasury Bill (b)	2.453%	09/12/2019	09/12/2019	850,000,000	845,769,458
U.S. Treasury Bill (b)	2.455%	09/05/2019	09/05/2019	800,000,000	796,397,525
U.S. Treasury Bill (b)	2.805%	07/02/2019	07/02/2019	199,500,000	199,484,455
U.S. Treasury Note, 3 Month USD MMY(a)	2.096%	06/29/2019	01/31/2020	541,400,000	541,355,159
U.S. Treasury Note, 3 Month USD MMY + 0.03%(a)	2.129%	06/29/2019	04/30/2020	1,338,922,000	1,338,878,460
U.S. Treasury Note, 3 Month USD MMY + 0.04%(a)	2.139%	06/29/2019	07/31/2020	89,400,000	89,345,148
U.S. Treasury Note, 3 Month USD MMY + 0.05%(a)	2.141%	06/29/2019	10/31/2020	124,100,000	124,005,647
U.S. Treasury Note, 3 Month USD MMY + 0.05%(a)	2.144%	06/29/2019	10/31/2019	530,000,000	530,061,914
U.S. Treasury Note, 3 Month USD MMY + 0.06%(a)	2.156%	06/29/2019	07/31/2019	1,168,400,000	1,168,461,796
U.S. Treasury Note, 3 Month USD MMY + 0.14%(a)	2.235%	06/29/2019	04/30/2021	700,000,000	699,076,838
U.S. Treasury Note (b)	2.469%	07/31/2019	07/31/2019	120,000,000	119,892,039
U.S. Treasury Note (b)	2.609%	07/31/2019	07/31/2019	499,100,000	498,420,056
TOTAL TREASURY DEBT					11,551,021,918
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS—17.0%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by a Government National Mortgage Association, 4.000% due 06/20/2047, valued at $154,020,001); expected proceeds $151,031,458	2.500%	07/01/2019	07/01/2019	$ 151,000,000	$ 151,000,000
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by Federal Home Loan Mortgage Corporations, 3.000% – 5.000% due 06/01/2043 – 06/01/2049, and Federal National Mortgage Associations, 3.500% – 5.000% due 12/01/2023 – 06/01/2049, valued at $906,968,913); expected proceeds $889,185,208	2.500%	07/01/2019	07/01/2019	889,000,000	889,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by Federal Home Loan Mortgage Corporations, 2.894% – 6.500% due 12/01/2023 – 04/01/2049, Federal Home Loan Mortgage Corporation Strips, 2.852% – 6.500% due 06/01/2031 – 02/15/2038, Federal National Mortgage Associations, 1.775% – 6.000% due 09/01/2020 – 06/25/2059, a Federal National Mortgage Association Strip, 5.500% due 03/01/2042, Government National Mortgage Associations, 1.517% – 6.000% due 05/15/2025 – 06/20/2049, a U.S. Treasury Bill, 0.000% due 07/18/2019, a U.S. Treasury Bond, 4.375% due 05/15/2041, and a U.S. Treasury Strip, 0.000% due 08/15/2036, valued at $133,116,274); expected proceeds $129,026,875
	2.500%	07/01/2019	07/01/2019	129,000,000	129,000,000
Agreement with Canadian Imperial Bank of Commerce and Bank of New York Mellon (Tri-Party), dated 05/09/2019 (collateralized by a Government National Mortgage Association, 4.500% due 09/20/2048, a U.S. Treasury Bond, 3.000% due 05/15/2047, U.S. Treasury Inflation Index Notes, 0.375% – 0.750% due 04/15/2023 – 07/15/2028, and U.S. Treasury Notes, 2.125% due 05/15/2022 – 12/31/2022, valued at $372,300,050); expected proceeds $366,466,083	2.410%	07/05/2019	07/08/2019	365,000,000	365,000,000
Agreement with Canadian Imperial Bank of Commerce and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by Federal Home Loan Mortgage Corporations, 3.000% – 4.500% due 03/01/2030 – 05/01/2049, Federal National Mortgage Associations, 3.500% – 4.500% due 05/01/2034 – 04/01/2049, and a Government National Mortgage Association, 4.500% due 09/20/2048, valued at $204,000,000); expected proceeds $200,042,000	2.520%	07/01/2019	07/01/2019	200,000,000	200,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by a Federal Home Loan Mortgage Corporation, 3.500% due 05/01/2049, and a Federal National Mortgage Association, 2.500% due 06/01/2032, valued at $99,960,001); expected proceeds $98,020,498	2.510%	07/01/2019	07/01/2019	98,000,000	98,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by a Government National Mortgage Association, 0.403% due 12/16/2039, Resolution Funding Strips, 0.000% – 8.875% due 07/15/2020 – 04/15/2030, U.S. Treasury Inflation Index Notes, 0.500% – 0.625% due 01/15/2024 – 04/15/2024, U.S. Treasury Notes, 2.000% – 2.750% due 01/31/2024 – 04/30/2024, and U.S. Treasury Strips, 0.000% due 08/15/2019 – 11/15/2019, valued at $184,620,128); expected proceeds $181,037,708	2.500%	07/01/2019	07/01/2019	181,000,000	181,000,000
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by Federal Home Loan Mortgage Corporations, 0.000% – 24.935% due 10/15/2020 – 05/15/2053, Federal Home Loan Mortgage Corporation Strips, 1.567% - 4.500% due 09/15/2040 - 12/15/2042, Federal National Mortgage Associations, 0.000% – 18.413% due 12/25/2019 – 09/25/2057, Federal National Mortgage Associations Strips, 0.000% – 10.000% due 03/01/2020 – 07/01/2042, Government National Mortgage Associations, 0.000% – 56.123% due 04/20/2034 – 09/20/2068, U.S. Treasury Notes, 2.000% – 2.096% due 01/31/2020 – 07/31/2020, and U.S. Treasury Strips, 0.000% due 08/15/2026 – 11/15/2028, valued at $1,028,917,982); expected proceeds $1,000,476,389	2.450%	07/05/2019	07/05/2019	$ 1,000,000,000	$ 1,000,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 06/27/2019 (collateralized by Federal Home Loan Mortgage Corporations, 1.820% – 4.060% due 05/25/2023 – 11/25/2051, Federal National Mortgage Associations, 0.000% – 4.617% due 12/25/2027 – 12/25/2057, and Government National Mortgage Associations, 2.000% – 5.000% due 01/16/2027 – 09/16/2059, valued at $612,000,000); expected proceeds $600,252,000	2.520%	07/03/2019	07/03/2019	600,000,000	600,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by Federal Home Loan Mortgage Corporations, 2.500% – 3.926% due 09/25/2021 – 09/15/2043, a Federal Home Loan Mortgage Corporation Strip, 2.894% due 01/15/2043, Federal National Mortgage Associations, 2.704% – 5.349% due 06/25/2025 – 12/25/2048, and Government National Mortgage Associations, 3.000% due 12/20/2047 – 04/20/2049, valued at $212,160,000); expected proceeds $208,043,680	2.520%	07/01/2019	07/01/2019	208,000,000	208,000,000
Agreement with HSBC Securities USA, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by Federal National Mortgage Associations, 3.500% – 5.500% due 10/01/2023 – 12/01/2048, valued at $97,920,000); expected proceeds $96,020,160	2.520%	07/01/2019	07/01/2019	96,000,000	96,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by a Federal Home Loan Mortgage Corporation, 5.000% due 10/01/2033, and Federal National Mortgage Associations, 3.500% – 6.000% due 11/01/2030 – 06/01/2052, valued at $350,880,000); expected proceeds $344,073,100	2.550%	07/01/2019	07/01/2019	344,000,000	344,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by a Government National Mortgage Association, 3.887% due 06/20/2040, valued at $144,840,000); expected proceeds $142,030,057	2.540%	07/01/2019	07/01/2019	142,000,000	142,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/10/2019 (collateralized by Federal Home Loan Mortgage Corporations, 1.932% – 5.000% due 10/01/2025 – 07/01/2049, and Federal National Mortgage Associations, 2.480% – 5.500% due 09/01/2027 – 07/01/2049, valued at $255,354,025); expected proceeds $251,454,444 (c)	2.380%	09/06/2019	09/06/2019	250,000,000	250,000,000
See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Morgan Stanley and Co., Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by Federal Home Loan Mortgage Corporations, 2.500% – 4.500% due 06/01/2033 – 07/01/2049, Federal National Mortgage Associations, 2.500% – 4.500% due 07/01/2026 – 06/01/2049, and Government National Mortgage Associations, 2.500% – 8.500% due 06/20/2022 – 06/20/2049, valued at $1,020,000,000); expected proceeds $1,000,210,000	2.520%	07/01/2019	07/01/2019	$ 1,000,000,000	$ 1,000,000,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by a Federal National Mortgage Association, 4.500% due 09/01/2041, Government National Mortgage Associations, 3.500% – 4.500% due 03/20/2041 – 09/20/2048, U.S. Treasury Bonds, 2.875% – 3.000% due 08/15/2045 – 11/15/2045, a U.S. Treasury Inflation Index Note, 0.125% due 04/15/2021, and U.S. Treasury Notes, 2.000% – 2.875% due 01/31/2021 – 12/31/2023, valued at $275,400,041); expected proceeds $270,056,700	2.520%	07/01/2019	07/01/2019	270,000,000	270,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 06/26/2019 (collateralized by a Federal Home Loan Bank, 1.500% due 07/03/2019, Federal Home Loan Mortgage Corporations, 1.550% – 5.504% due 09/30/2021 – 04/01/2049, Federal National Mortgage Associations, 1.750% – 4.500% due 09/12/2019 – 05/01/2058, Government National Mortgage Associations, 3.000% – 4.500% due 11/20/2027 – 04/20/2049, and Resolution Funding Strips, 0.000% due 01/15/2026 – 10/15/2029, valued at $510,000,567); expected proceeds $500,247,917	2.550%	07/03/2019	07/03/2019	500,000,000	500,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by Federal Home Loan Mortgage Corporations, 2.844% – 4.500% due 05/15/2022 – 09/01/2048, Federal National Mortgage Associations, 2.500% – 5.500% due 06/25/2022 – 04/01/2049, Government National Mortgage Associations, 2.683% – 2.694% due 01/20/2034 – 08/16/2034, and a U.S. Treasury Inflation Index Note, 0.375% due 07/15/2023, valued at $321,300,544); expected proceeds $315,065,625	2.500%	07/01/2019	07/01/2019	315,000,000	315,000,000
Agreement with TD Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by a Federal Home Loan Mortgage Corporation, 2.750% due 06/19/2023, a Federal National Mortgage Association, 2.375% due 01/19/2023, Tennessee Valley Authorities, 0.000% – 7.125% due 05/01/2030 – 09/15/2065, and a U.S. Treasury Inflation Index Note, 1.875% due 07/15/2019, valued at $132,600,233); expected proceeds $130,027,300	2.520%	07/01/2019	07/01/2019	130,000,000	130,000,000
Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by Federal Home Loan Mortgage Corporations, 3.000% – 4.500% due 10/01/2033 – 04/01/2049, and Federal National Mortgage Associations, 2.000% – 5.000% due 01/01/2032 – 06/01/2049, valued at $1,383,410,455); expected proceeds $1,356,284,760	2.520%	07/01/2019	07/01/2019	1,356,000,000	1,356,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					8,224,000,000
See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY REPURCHASE AGREEMENTS—16.1%
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by a U.S. Treasury Inflation Index Bond, 1.000% due 02/15/2048, and U.S. Treasury Inflation Index Notes, 0.125% – 0.625% due 01/15/2023 – 07/15/2026, valued at $408,000,006); expected proceeds $400,083,333	2.500%	07/01/2019	07/01/2019	$ 400,000,000	$ 400,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by U.S. Treasury Inflation Index Notes, 0.125% – 0.250% due 07/15/2024 – 01/15/2025, and U.S. Treasury Notes, 2.000% – 2.750% due 06/30/2024 – 02/28/2025, valued at $510,002,110); expected proceeds $500,237,222	2.440%	07/05/2019	07/05/2019	500,000,000	500,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 06/06/2019 (collateralized by U.S. Treasury Notes, 1.750% – 2.375% due 11/30/2020 – 05/15/2027, valued at $341,700,052); expected proceeds $335,708,711	2.380%	07/05/2019	07/05/2019	335,000,000	335,000,000
Agreement with Fixed Income Clearing Corp., and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by a U.S. Treasury Bill, 0.000% due 06/18/2020, and U.S. Treasury Inflation Index Notes, 0.375% – 0.875% due 04/15/2024 – 01/15/2029, valued at $1,836,000,008); expected proceeds $1,800,375,000	2.500%	07/01/2019	07/01/2019	1,800,000,000	1,800,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 06/24/2019 (collateralized by U.S. Treasury Bonds, 2.750% – 6.625% due 02/15/2027 – 08/15/2042, U.S. Treasury Notes, 1.500% – 1.750% due 09/30/2019 – 09/30/2022, and U.S. Treasury Strips, 0.000% due 11/15/2020 – 02/15/2027, valued at $816,000,064); expected proceeds $800,382,667	2.460%	07/01/2019	07/01/2019	800,000,000	800,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 06/25/2019 (collateralized by U.S. Treasury Strips, 0.000% due 11/15/2021 – 05/15/2028, valued at $255,000,000); expected proceeds $250,120,069	2.470%	07/02/2019	07/02/2019	250,000,000	250,000,000
Agreement with HSBC Securities USA, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by a U.S. Treasury Bill, 0.000% due 07/18/2019, a U.S. Treasury Inflation Index Note, 0.875% due 01/15/2029, and a U.S. Treasury Note, 3.500% due 05/15/2020, valued at $23,460,067); expected proceeds $23,004,792	2.500%	07/01/2019	07/01/2019	23,000,000	23,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/11/2019 (collateralized by a U.S. Treasury Bill, 0.000% due 01/30/2020, and U.S. Treasury Notes, 2.000% – 2.750% due 10/31/2021 – 07/31/2023, valued at $484,500,071); expected proceeds $478,879,167 (c)	2.450%	07/01/2019	10/09/2019	475,000,000	475,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by a U.S. Treasury Note, 2.875% due 10/31/2023, valued at $204,000,040); expected proceeds $200,042,167	2.530%	07/01/2019	07/01/2019	200,000,000	200,000,000
Agreement with LLOYDS Bank PLC and Clearstream (Tri-Party), and dated 04/26/2019 (collateralized by a U.S. Treasury Inflation Index Note, 0.500% due 04/15/2024, and U.S. Treasury Notes, 1.875% – 2.875% due 07/31/2021 – 11/15/2027, valued at $190,752,145); expected proceeds $186,066,114 (c)	2.530%	07/01/2019	07/17/2019	185,000,000	185,000,000
See accompanying notes to financial statements.
7

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with LLOYDS Bank PLC and Clearstream (Tri-Party), and dated 04/26/2019 (collateralized by a U.S. Treasury Inflation Index Note, 0.750% due 07/15/2028, and U.S. Treasury Notes, 1.875% – 2.250% due 07/31/2021 – 11/15/2027, valued at $92,333,885); expected proceeds $90,594,550 (c)	2.530%	07/01/2019	07/29/2019	$ 90,000,000	$ 90,000,000
Agreement with Mitsubishi UFJ Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by a U.S. Treasury Inflation Index Note, 0.125% due 01/15/2023, and a U.S. Treasury Note, 2.000% due 06/30/2024, valued at $40,808,523); expected proceeds $40,008,333	2.500%	07/01/2019	07/01/2019	40,000,000	40,000,000
Agreement with MUFG Securities, dated 06/27/2019 (collateralized by U.S. Treasury Bonds, 2.250% - 3.000% due 02/15/2045 – 05/15/2047, valued at $203,965,450); expected proceeds $200,113,333	2.550%	07/05/2019	07/05/2019	200,000,000	200,000,000
Agreement with Norinchukin Bank and Bank of New York Mellon (Tri-Party), dated 05/09/2019 (collateralized by U.S. Treasury Inflation Index Notes, 0.375% – 1.125% due 01/15/2021 – 01/15/2027, and a U.S. Treasury Note, 2.000% due 11/15/2026, valued at $183,600,028); expected proceeds $181,190,400 (c)	2.480%	08/13/2019	08/13/2019	180,000,000	180,000,000
Agreement with Norinchukin Bank and Bank of New York Mellon (Tri-Party), dated 06/12/2019 (collateralized by U.S. Treasury Inflation Index Notes, 0.375% – 1.125% due 01/15/2021 – 01/15/2027, and a U.S. Treasury Note, 3.375% due 11/15/2019, valued at $204,000,010); expected proceeds $201,214,167 (c)	2.350%	09/13/2019	09/13/2019	200,000,000	200,000,000
Agreement with Norinchukin Bank and Bank of New York Mellon (Tri-Party), dated 06/24/2019 (collateralized by U.S. Treasury Inflation Index Notes, 0.375% – 1.125% due 01/15/2021 – 01/15/2027, and U.S. Treasury Notes, 2.000% – 3.375% due 11/15/2019 – 11/15/2026, valued at $183,600,005); expected proceeds $181,067,200 (c)	2.320%	09/24/2019	09/24/2019	180,000,000	180,000,000
Agreement with Prudential Insurance Co., dated 06/28/2019 (collateralized by U.S. Treasury Bonds, 2.875% - 3.125% due 05/15/2043 – 05/15/2048, valued at $136,710,258); expected proceeds $134,059,397	2.520%	07/01/2019	07/01/2019	134,031,250	134,031,250
Agreement with Prudential Insurance Co., dated 06/28/2019 (collateralized by U.S. Treasury Strips, 0.000% due 11/15/2026 – 05/15/2029, valued at $104,874,925); expected proceeds $102,896,604	2.520%	07/01/2019	07/01/2019	102,875,000	102,875,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by U.S. Treasury Bonds, 2.875% – 4.375% due 05/15/2039 – 11/15/2045, U.S. Treasury Inflation Index Notes, 0.125% – 1.125% due 04/15/2020 – 01/15/2028, and U.S. Treasury Notes, 1.125% – 2.875% due 03/31/2020 – 08/15/2025, valued at $1,106,700,081); expected proceeds $1,085,226,042	2.500%	07/01/2019	07/01/2019	1,085,000,000	1,085,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by a U.S. Treasury Bond, 2.750% due 08/15/2047, and U.S. Treasury Notes, 2.375% – 2.625% due 07/31/2020 – 05/15/2024, valued at $102,000,060); expected proceeds $100,020,667	2.480%	07/01/2019	07/01/2019	100,000,000	100,000,000
See accompanying notes to financial statements.
8

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by a U.S. Treasury Bond, 3.125% due 08/15/2044, and U.S. Treasury Notes, 2.000% – 2.500% due 08/31/2021 – 01/31/2025, valued at $181,560,069); expected proceeds $178,036,787	2.480%	07/01/2019	07/01/2019	$ 178,000,000	$ 178,000,000
Agreement with UBS Securities LLC and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by U.S. Treasury Bills, 0.000% due 07/05/2019 – 01/30/2020, U.S. Treasury Bonds, 2.250% – 8.750% due 08/15/2019 – 05/15/2048, U.S. Treasury Inflation Index Bonds, 0.750% – 2.500% due 01/15/2025 – 02/15/2047, U.S. Treasury Inflation Index Notes, 0.625% – 0.875% due 07/15/2021 – 01/15/2029, U.S. Treasury Notes, 0.875% – 3.625% due 07/31/2019 – 08/15/2028, and U.S. Treasury Strips, 0.000% due 05/15/2022 – 05/15/2029, valued at $153,000,046); expected proceeds $150,031,250	2.500%	07/01/2019	07/01/2019	150,000,000	150,000,000
Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by U.S. Treasury Notes, 1.750% due 05/31/2022 – 06/15/2022, valued at $205,062,784); expected proceeds $201,041,875	2.500%	07/01/2019	07/01/2019	201,000,000	201,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS					7,808,906,250
TOTAL INVESTMENTS –94.2% (d)(e)					45,581,725,199
Other Assets in Excess of Liabilities —5.8%					2,820,386,150
NET ASSETS –100.0%					$ 48,402,111,349
(a)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Rate shown is the discount rate at time of purchase.
(c)	Illiquid security. These securities represent $1,560,000,000 or 3.2% of net assets as of June 30, 2019.
(d)	Also represents the cost for federal tax purposes.
(e)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (Note 2).
See accompanying notes to financial statements.
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STATEMENT OF ASSETS AND LIABILITIES
June 30, 2019 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value and cost	$29,548,818,949
Repurchase agreements, at value and amortized cost	16,032,906,250
Total Investments	45,581,725,199
Cash	2,757,769,742
Interest receivable — unaffiliated issuers	59,231,322
Other Receivable	5,633,781
TOTAL ASSETS	48,404,360,044
LIABILITIES
Advisory and administrator fee payable	1,899,061
Custody, sub-administration and transfer agent fees payable	299,251
Trustees’ fees and expenses payable	599
Professional fees payable	32,869
Printing fees payable	7,582
Accrued expenses and other liabilities	9,333
TOTAL LIABILITIES	2,248,695
NET ASSETS	$48,402,111,349
See accompanying notes to financial statements.
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STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME
Interest income — unaffiliated issuers	$569,132,596
EXPENSES
Advisory and administrator fee	11,483,515
Custodian, sub-administrator and transfer agent fees	2,944,710
Trustees’ fees and expenses	533,772
Professional fees and expenses	82,677
Printing and postage fees	8,234
Insurance expense	12,521
Miscellaneous expenses	19,223
TOTAL EXPENSES	15,084,652
NET INVESTMENT INCOME (LOSS)	$554,047,944
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	47,985
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$554,095,929
See accompanying notes to financial statements.
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STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/19 (Unaudited)	Year Ended 12/31/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 554,047,944	$ 882,055,252
Net realized gain (loss)	47,985	20,763
Net increase (decrease) in net assets resulting from operations	554,095,929	882,076,015
CAPITAL TRANSACTIONS
Contributions	72,221,030,888	142,050,377,534
Withdrawals	(65,594,797,713)	(150,375,688,545)
Net increase (decrease) in net assets from capital transactions	6,626,233,175	(8,325,311,011)
Net increase (decrease) in net assets during the period	7,180,329,104	(7,443,234,996)
Net assets at beginning of period	41,221,782,245	48,665,017,241
NET ASSETS AT END OF PERIOD	$ 48,402,111,349	$ 41,221,782,245
See accompanying notes to financial statements.
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FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/19 (Unaudited)	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14
Total return (a)	1.20%	1.81%	0.74%	0.31%	0.03%	0.01%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$48,402,111	$41,221,782	$48,665,017	$50,925,227	$16,023,491	$13,207,868
Ratios to average net assets:
Total expenses	0.07%(b)	0.07%	0.06%	0.07%	0.07%	0.07%
Net investment income (loss)	2.41%(b)	1.78%	0.85%	0.32%	0.03%	0.01%
(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
(b)	Annualized.
See accompanying notes to financial statements.
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NOTES TO FINANCIAL STATEMENTS
June 30, 2019 (Unaudited)

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2019, the Trust consists of seven (7) series, each of which represents a separate series of beneficial interest in the Trust. State Street U.S. Government Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective October 14, 2016. The Portfolio is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Portfolio's weekly liquid assets.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.
Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019 (Unaudited)

asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
3.    Securities and Other Investments
Repurchase Agreements
The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of June 30, 2019, the Portfolio had invested in repurchase agreements with the gross values of $16,032,906,250 and associated collateral equal to $16,367,399,901.
4.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019 (Unaudited)

5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service (“the IRS”) for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2018, SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of June 30, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
7.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
8.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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OTHER INFORMATION
June 30, 2019 (Unaudited)

Expense Example
As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2019 to June 30, 2019.
The table below illustrates your Portfolio's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street U.S. Government Money Market Portfolio	0.07%	$1,012.00	$0.35	$1,024.40	$0.35
(a)	Expenses are equal to the Portfolio’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio has adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083 (toll free) or (ii) on the SEC’s website at www.sec.gov. Information regarding how the Portfolio voted proxies, if any, during the 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
Monthly Portfolio Schedule
The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov.
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OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Master Funds (the “Trust”), met in person on April 10, 2019 and May 15, 2019, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street U.S. Government Money Market Portfolio (the “Portfolio”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreement. Following the April 10, 2019 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 15, 2019 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the feeder fund for which the Portfolio serves as the master fund in a master-feeder structure (the “Fund”):
•	Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2018, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”), for the Fund (the “Lipper Index”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
•	Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
•	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
•	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
______________________________
1Over the course of many years overseeing the Portfolio and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
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OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Portfolio and (b) affiliates of the Adviser that provide services to the Portfolio (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Portfolio.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Portfolio and for Portfolio operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	A copy of the Adviser’s proxy voting policies and procedures and other information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Portfolio and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Portfolio;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Portfolio by SSGA FM in its capacity as the Portfolio’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Portfolio by affiliates of the Adviser, including the custodian, sub-administrator, transfer agent and fund accountant of the Portfolio, and the role of the Adviser in managing the Portfolio’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Portfolio;
•	Draft responses to a letter from independent legal counsel to the Independent Trustees (“Independent Counsel”), reviewed prior to such date by Independent Counsel, requesting specific information from each of:
•	SSGA FM, in its capacity as the Portfolio’s Adviser and Administrator, with respect to its operations relating to the Portfolio and its approximate profit margins from such operations for the calendar year ended December 31, 2018; and the relevant operations of other affiliated service providers to the Portfolio, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2018;
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OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

•	State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and transfer agent for the Portfolio, with respect to its operations relating to the Portfolio; and
•	State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Portfolio (the “Distributor”), with respect to its operations relating to the Portfolio;
•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 15, 2019;
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund; and
•	A summary of the foregoing materials prepared by Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Portfolio throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Portfolio and the investment strategies used in pursuing the Portfolio’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Portfolio.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 15, 2019 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2019, for an additional year with respect to the Portfolio.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Portfolio, including reputational and entrepreneurial risks. The Board considered the Adviser’s success in maintaining the constant dollar value of the Portfolio through extraordinary market conditions. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.
The Board had previously reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.
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STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Portfolio.
Portfolio Performance
The Board considered the Portfolio’s performance by evaluating the performance of the Fund. The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2018. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Portfolio:
Money Market Funds, Generally. The Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Group and Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.
State Street Institutional U.S. Government Money Market Fund and State Street U.S. Government Money Market Portfolio. The Board considered that the Fund outperformed the median of its Performance Universe and its Lipper Index for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund outperformed the median of its Performance Group for the 1-year period and equaled the median of its Performance Group for the 3-, 5- and 10-year periods.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Portfolio is satisfactory based on performance of the Fund in comparison to the performance of its Performance Group, Performance Universe or Lipper Index.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Portfolio and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. The Board considered the investment advisory fee in the context of the overall master-feeder arrangement with the Fund.
State Street Institutional U.S. Government Money Market Fund and State Street U.S. Government Money Market Portfolio. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and the fees and the expense ratio of the Portfolio are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Portfolio and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Portfolio, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Portfolio and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks. The Board noted that the Adviser does not currently have “soft dollar” arrangements in effect for trading the Portfolio’s investments.
21

STATE STREET MASTER FUNDS
STATE STREET U.S. GOVERNMENT MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

The Board concluded that the profitability of the Adviser with respect to the Portfolio, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Portfolio, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Portfolio or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Portfolio and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Portfolio and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Portfolio to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Portfolio at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Portfolio and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
22

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Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
James E. Ross
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Master Funds
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.
SSITUSGOVMMSAR
00234419

Semi-Annual Report
June 30, 2019
State Street Master Funds
State Street Treasury Money Market Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Treasury Money Market Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of June 30, 2019

% of Net Assets
Treasury Debt	101.2%
Liabilities in Excess of Other Assets	(1.2)
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Maturity Ladder as of June 30, 2019

% of Net Assets
2 to 30 Days	30.4%
31 to 60 Days	26.6
61 to 90 Days	7.9
Over 90 Days	36.3
Total	101.2%
Average days to maturity	40
Weighted average life	98
(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements.
1

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2019 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT—101.2%
U.S. Treasury Bill (a)	2.030%	12/26/2019	12/26/2019	$ 211,950,000	$ 209,813,711
U.S. Treasury Bill (a)	2.105%	08/20/2019	08/20/2019	550,600,000	548,998,593
U.S. Treasury Bill (a)	2.120%	08/27/2019	08/27/2019	300,400,000	299,409,348
U.S. Treasury Bill (a)	2.133%	12/19/2019	12/19/2019	130,500,000	129,179,072
U.S. Treasury Bill (a)	2.195%	08/13/2019	08/13/2019	373,750,000	372,769,660
U.S. Treasury Bill (a)	2.300%	08/06/2019	08/06/2019	251,600,000	251,021,320
U.S. Treasury Bill (a)	2.330%	07/23/2019	07/23/2019	739,439,000	738,418,728
U.S. Treasury Bill (a)	2.330%	07/30/2019	07/30/2019	492,541,000	491,669,260
U.S. Treasury Bill (a)	2.340%	07/16/2019	07/16/2019	420,537,000	420,137,724
U.S. Treasury Bill (a)	2.355%	11/14/2019	11/14/2019	201,730,000	199,934,752
U.S. Treasury Bill (a)	2.373%	08/15/2019	08/15/2019	145,743,000	145,352,895
U.S. Treasury Bill (a)	2.380%	07/09/2019	07/09/2019	500,600,000	500,340,250
U.S. Treasury Bill (a)	2.380%	10/03/2019	10/03/2019	294,700,000	292,943,372
U.S. Treasury Bill (a)	2.385%	11/07/2019	11/07/2019	234,000,000	232,000,482
U.S. Treasury Bill (a)	2.390%	10/17/2019	10/17/2019	177,550,000	176,276,966
U.S. Treasury Bill (a)	2.393%	10/10/2019	10/10/2019	220,200,000	218,721,219
U.S. Treasury Bill (a)	2.395%	10/31/2019	10/31/2019	207,050,000	205,369,502
U.S. Treasury Bill (a)	2.415%	09/26/2019	09/26/2019	316,950,000	315,266,482
U.S. Treasury Bill (a)	2.440%	08/08/2019	08/08/2019	50,625,000	50,494,613
U.S. Treasury Bill (a)	2.445%	09/19/2019	09/19/2019	324,042,000	322,445,149
U.S. Treasury Bill (a)	2.450%	07/25/2019	07/25/2019	52,250,000	52,164,658
U.S. Treasury Bill (a)	2.450%	08/01/2019	08/01/2019	259,711,000	259,175,043
U.S. Treasury Bill (a)	2.453%	09/12/2019	09/12/2019	198,950,000	198,037,658
U.S. Treasury Bill (a)	2.455%	08/22/2019	08/22/2019	287,820,000	286,842,707
U.S. Treasury Bill (a)	2.455%	08/29/2019	08/29/2019	203,550,000	202,792,481
U.S. Treasury Bill (a)	2.455%	09/05/2019	09/05/2019	150,000,000	149,390,487
U.S. Treasury Bill (a)	2.460%	07/18/2019	07/18/2019	304,400,000	304,053,166
U.S. Treasury Bill (a)	2.470%	07/11/2019	07/11/2019	343,211,000	342,983,707
U.S. Treasury Bill (a)	2.505%	07/05/2019	07/05/2019	307,875,000	307,792,075
U.S. Treasury Bill (a)	2.805%	07/02/2019	07/02/2019	606,884,000	606,846,149
U.S. Treasury Note, 3 Month USD MMY(b)	2.096%	06/29/2019	01/31/2020	647,000,000	646,908,654
U.S. Treasury Note, 3 Month USD MMY + 0.03%(b)	2.129%	06/29/2019	04/30/2020	506,400,000	506,383,796
U.S. Treasury Note, 3 Month USD MMY + 0.04%(b)	2.139%	06/29/2019	07/31/2020	341,700,000	341,599,966
U.S. Treasury Note, 3 Month USD MMY + 0.05%(b)	2.141%	06/29/2019	10/31/2020	198,955,000	198,810,969
U.S. Treasury Note, 3 Month USD MMY + 0.05%(b)	2.144%	06/29/2019	10/31/2019	619,175,000	619,218,878
U.S. Treasury Note, 3 Month USD MMY + 0.06%(b)	2.156%	06/29/2019	07/31/2019	738,800,000	738,836,469
U.S. Treasury Note, 3 Month USD MMY + 0.12%(b)	2.211%	06/29/2019	01/31/2021	100,000,000	99,898,640
U.S. Treasury Note, 3 Month USD MMY + 0.14%(b)	2.235%	06/29/2019	04/30/2021	103,900,000	103,761,780
U.S. Treasury Note (a)	2.403%	07/31/2019	07/31/2019	99,500,000	99,435,793
U.S. Treasury Note (a)	2.412%	10/31/2019	10/31/2019	193,000,000	192,262,301
U.S. Treasury Note (a)	2.440%	09/30/2019	09/30/2019	85,500,000	85,308,859
U.S. Treasury Note (a)	2.452%	10/31/2019	10/31/2019	33,600,000	33,495,038
U.S. Treasury Note (a)	2.469%	07/31/2019	07/31/2019	25,000,000	24,977,508
U.S. Treasury Note (a)	2.609%	07/31/2019	07/31/2019	25,600,000	25,566,616
TOTAL INVESTMENTS –101.2% (c)(d)					12,547,106,496
Liabilities in Excess of Other Assets —(1.2)%					(149,368,439)
NET ASSETS –100.0%					$ 12,397,738,057
(a)	Rate shown is the discount rate at time of purchase.
(b)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Also represents the cost for federal tax purposes.
(d)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (Note 2).
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2019 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value and cost	$12,547,106,496
Cash	482,336,468
Receivable for investments sold	99,745,000
Interest receivable — unaffiliated issuers	18,738,998
TOTAL ASSETS	13,147,926,962
LIABILITIES
Payable for investments purchased	749,549,535
Advisory and administrator fee payable	421,246
Custody, sub-administration and transfer agent fees payable	173,157
Trustees’ fees and expenses payable	146
Professional fees payable	32,891
Printing fees payable	8,753
Accrued expenses and other liabilities	3,177
TOTAL LIABILITIES	750,188,905
NET ASSETS	$12,397,738,057
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME
Interest income — unaffiliated issuers	$130,066,241
EXPENSES
Advisory and administrator fee	2,678,334
Custodian, sub-administrator and transfer agent fees	673,279
Trustees’ fees and expenses	131,121
Professional fees	82,656
Printing and postage fees	2,546
Insurance expense	2,829
Miscellaneous expenses	5,140
TOTAL EXPENSES	3,575,905
NET INVESTMENT INCOME (LOSS)	$126,490,336
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	114,132
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$126,604,468
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/19 (Unaudited)	Year Ended 12/31/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 126,490,336	$ 201,067,470
Net realized gain (loss)	114,132	(90,111)
Net increase (decrease) in net assets resulting from operations	126,604,468	200,977,359
CAPITAL TRANSACTIONS
Contributions	10,664,192,110	23,045,517,549
Withdrawals	(8,766,027,234)	(25,879,128,300)
Net increase (decrease) in net assets from capital transactions	1,898,164,876	(2,833,610,751)
Net increase (decrease) in net assets during the period	2,024,769,344	(2,632,633,392)
Net assets at beginning of period	10,372,968,713	13,005,602,105
NET ASSETS AT END OF PERIOD	$12,397,738,057	$ 10,372,968,713
See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/19 (Unaudited)	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14
Total return (a)	1.19%	1.80%	0.73%	0.25%	(0.04)%	(0.02)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$12,397,738	$10,372,969	$13,005,602	$14,004,301	$11,837,128	$10,247,460
Ratios to average net assets:
Total expenses	0.07%(b)	0.07%	0.07%	0.07%	0.07%	0.07%
Net investment income (loss)	2.36%(b)	1.76%	0.81%	0.25%	(0.03)%	(0.02)%
(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
(b)	Annualized.
See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2019 (Unaudited)

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2019, the Trust consists of seven (7) series, each of which represents a separate series of beneficial interest in the Trust. State Street Treasury Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective October 14, 2016. The Portfolio is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Portfolio's weekly liquid assets.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.
Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the
7

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019 (Unaudited)

asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
3.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2018, SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
8

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019 (Unaudited)

As of June 30, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
6.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio's investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
7.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
9

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OTHER INFORMATION
June 30, 2019 (Unaudited)

Expense Example
As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2019 to June 30, 2019.
The table below illustrates your Portfolio's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Treasury Money Market Portfolio	0.07%	$1,011.90	$0.35	$1,024.40	$0.35
(a)	Expenses are equal to the Portfolio’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio has adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083 (toll free) or (ii) on the SEC’s website at www.sec.gov. Information regarding how the Portfolio voted proxies, if any, during the 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
Monthly Portfolio Schedule
The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov.
10

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Master Funds (the “Trust”), met in person on April 10, 2019 and May 15, 2019, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Treasury Money Market Portfolio (the “Portfolio”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreement. Following the April 10, 2019 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 15, 2019 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the feeder fund for which the Portfolio serves as the master fund in a master-feeder structure (the “Fund”):
•	Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2018, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”), for the Fund (the “Lipper Index”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
•	Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
•	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
•	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
_______________________________
1 Over the course of many years overseeing the Portfolio and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
11

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Portfolio and (b) affiliates of the Adviser that provide services to the Portfolio (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Portfolio.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Portfolio and for Portfolio operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	A copy of the Adviser’s proxy voting policies and procedures and other information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Portfolio and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Portfolio;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Portfolio by SSGA FM in its capacity as the Portfolio’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Portfolio by affiliates of the Adviser, including the custodian, sub-administrator, transfer agent and fund accountant of the Portfolio, and the role of the Adviser in managing the Portfolio’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Portfolio;
•	Draft responses to a letter from independent legal counsel to the Independent Trustees (“Independent Counsel”), reviewed prior to such date by Independent Counsel, requesting specific information from each of:
•	SSGA FM, in its capacity as the Portfolio’s Adviser and Administrator, with respect to its operations relating to the Portfolio and its approximate profit margins from such operations for the calendar year ended December 31, 2018; and the relevant operations of other affiliated service providers to the Portfolio, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2018;
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STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

•	State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and transfer agent for the Portfolio, with respect to its operations relating to the Portfolio; and
•	State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Portfolio (the “Distributor”), with respect to its operations relating to the Portfolio;
•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 15, 2019;
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund; and
•	A summary of the foregoing materials prepared by Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Portfolio throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Portfolio and the investment strategies used in pursuing the Portfolio’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Portfolio.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 15, 2019 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2019, for an additional year with respect to the Portfolio.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Portfolio, including reputational and entrepreneurial risks. The Board considered the Adviser’s success in maintaining the constant dollar value of the Portfolio through extraordinary market conditions. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.
The Board had previously reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Portfolio.
Portfolio Performance
The Board considered the Portfolio’s performance by evaluating the performance of the Fund. The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2018. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Portfolio:
Money Market Funds, Generally. The Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Group and Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.
State Street Institutional Treasury Money Market Fund and State Street Treasury Money Market Portfolio. The Board considered that the Fund outperformed the median of its Performance Group for the 1-year period, equaled the median of its Performance Group for the 3- and 5-year periods and underperformed the median of its Performance Group for the 10-year period. The Board also considered that the Fund outperformed the median of its Performance Universe for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund outperformed its Lipper Index for the 1-, 3- and 5-year periods and equaled its Lipper Index for the 10-year period. The Board took into account management’s discussion of the Fund’s performance.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Portfolio is satisfactory based on performance of the Fund in comparison to the performance of its Performance Group, Performance Universe or Lipper Index.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Portfolio and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. The Board considered the investment advisory fee in the context of the overall master-feeder arrangement with the Fund. Among other information, the Board considered the following expense information in its evaluation of the Portfolio:
State Street Institutional Treasury Money Market Fund and State Street Treasury Money Market Portfolio. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and the fees and the expense ratio of the Portfolio are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Portfolio and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Portfolio, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Portfolio and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in
14

STATE STREET MASTER FUNDS
STATE STREET TREASURY MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

servicing the Trust, including reputational and entrepreneurial risks. The Board noted that the Adviser does not currently have “soft dollar” arrangements in effect for trading the Portfolio’s investments.
The Board concluded that the profitability of the Adviser with respect to the Portfolio, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Portfolio, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Portfolio or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Portfolio and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Portfolio and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Portfolio to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Portfolio at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Portfolio and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
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Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
James E. Ross
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Master Funds
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.
SSITTRMMSAR

Semi-Annual Report
June 30, 2019
State Street Master Funds
State Street Treasury Plus Money Market Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street Treasury Plus Money Market Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Portfolio Composition as of June 30, 2019

% of Net Assets
Treasury Debt	56.1%
Treasury Repurchase Agreements	35.1
Other Assets in Excess of Liabilities	8.8
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Maturity Ladder as of June 30, 2019

% of Net Assets
Overnight (1 Day)	26.4%
2 to 30 Days	14.1
31 to 60 Days	12.8
61 to 90 Days	8.2
Over 90 Days	29.7
Total	91.2%
Average days to maturity	27
Weighted average life	84
(The maturity ladder is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2019 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT—56.1%
U.S. Treasury Bill (a)	2.030%	12/26/2019	12/26/2019	$ 300,000,000	$ 296,988,833
U.S. Treasury Bill (a)	2.133%	12/19/2019	12/19/2019	175,500,000	173,722,894
U.S. Treasury Bill (a)	2.140%	12/12/2019	12/12/2019	150,000,000	148,537,667
U.S. Treasury Bill (a)	2.355%	11/14/2019	11/14/2019	175,000,000	173,442,630
U.S. Treasury Bill (a)	2.373%	08/15/2019	08/15/2019	450,000,000	448,668,346
U.S. Treasury Bill (a)	2.380%	07/09/2019	07/09/2019	353,350,000	353,163,117
U.S. Treasury Bill (a)	2.380%	10/03/2019	10/03/2019	225,000,000	223,601,750
U.S. Treasury Bill (a)	2.385%	11/07/2019	11/07/2019	150,000,000	148,718,358
U.S. Treasury Bill (a)	2.390%	10/17/2019	10/17/2019	175,000,000	173,745,250
U.S. Treasury Bill (a)	2.393%	10/10/2019	10/10/2019	332,900,000	330,664,395
U.S. Treasury Bill (a)	2.415%	09/26/2019	09/26/2019	425,000,000	422,758,844
U.S. Treasury Bill (a)	2.440%	08/08/2019	08/08/2019	500,000,000	498,740,113
U.S. Treasury Bill (a)	2.445%	09/19/2019	09/19/2019	300,000,000	298,367,922
U.S. Treasury Bill (a)	2.450%	08/01/2019	08/01/2019	81,000,000	80,829,113
U.S. Treasury Bill (a)	2.453%	09/12/2019	09/12/2019	350,000,000	348,257,976
U.S. Treasury Bill (a)	2.455%	09/05/2019	09/05/2019	277,380,000	276,130,932
U.S. Treasury Bill (a)	2.460%	07/18/2019	07/18/2019	325,000,000	324,630,958
U.S. Treasury Bill (a)	2.470%	07/11/2019	07/11/2019	400,000,000	399,731,085
U.S. Treasury Bill (a)	2.505%	07/05/2019	07/05/2019	250,000,000	249,933,194
U.S. Treasury Bill (a)	2.805%	07/02/2019	07/02/2019	71,000,000	70,994,468
U.S. Treasury Note, 3 Month USD MMY(b)	2.096%	06/29/2019	01/31/2020	965,200,000	965,129,442
U.S. Treasury Note, 3 Month USD MMY + 0.03%(b)	2.129%	06/29/2019	04/30/2020	810,900,000	810,904,825
U.S. Treasury Note, 3 Month USD MMY + 0.04%(b)	2.139%	06/29/2019	07/31/2020	470,550,000	470,454,184
U.S. Treasury Note, 3 Month USD MMY + 0.05%(b)	2.141%	06/29/2019	10/31/2020	144,500,000	144,350,025
U.S. Treasury Note, 3 Month USD MMY + 0.05%(b)	2.144%	06/29/2019	10/31/2019	696,600,000	696,690,353
U.S. Treasury Note, 3 Month USD MMY + 0.06%(b)	2.156%	06/29/2019	07/31/2019	669,700,000	669,729,830
U.S. Treasury Note, 3 Month USD MMY + 0.14%(b)	2.235%	06/29/2019	04/30/2021	300,000,000	299,605,772
U.S. Treasury Note (a)	2.403%	07/31/2019	07/31/2019	170,000,000	169,890,300
U.S. Treasury Note (a)	2.440%	09/30/2019	09/30/2019	141,000,000	140,668,626
U.S. Treasury Note (a)	2.452%	10/31/2019	10/31/2019	55,700,000	55,526,000
U.S. Treasury Note (a)	2.469%	07/31/2019	07/31/2019	45,000,000	44,959,515
U.S. Treasury Note (a)	2.609%	07/31/2019	07/31/2019	353,000,000	352,511,766
TOTAL TREASURY DEBT					10,262,048,483
TREASURY REPURCHASE AGREEMENTS—35.1%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by a U.S. Treasury Note, 1.500% due 05/31/2020, valued at $6,120,065); expected proceeds $6,001,240	2.350%	07/01/2019	07/01/2019	6,000,000	6,000,000
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by U.S. Treasury Bonds, 3.000% – 3.875% due 08/15/2040 – 11/15/2048, U.S. Treasury Inflation Index Notes, 0.125% – 0.625% due 04/15/2022 – 01/15/2024, and U.S. Treasury Notes, 2.750% – 3.125% due 07/31/2023 – 11/15/2028, valued at $76,515,834); expected proceeds $75,015,500	2.480%	07/01/2019	07/01/2019	75,000,000	75,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by a U.S. Treasury Inflation Index Bond, 3.375% due 04/15/2032, and a U.S. Treasury Inflation Index Note, 0.125% due 07/15/2026, valued at $408,000,044); expected proceeds $400,083,333	2.500%	07/01/2019	07/01/2019	400,000,000	400,000,000
See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by a U.S. Treasury Bond, 2.750% due 11/15/2042, a U.S. Treasury Note, 2.500% due 03/31/2023, and U.S. Treasury Strips, 0.000% due 02/15/2021 – 02/15/2029, valued at $172,380,006); expected proceeds $169,034,927	2.480%	07/01/2019	07/01/2019	$ 169,000,000	$ 169,000,000
Agreement with Canadian Imperial Bank of Commerce and Bank of New York Mellon (Tri-Party), dated 05/09/2019 (collateralized by U.S. Treasury Bonds, 3.000% – 3.125% due 05/15/2047 – 08/15/2048, a U.S. Treasury Inflation Index Bond, 1.000% due 02/15/2048, U.S. Treasury Inflation Index Notes, 0.125% – 0.875% due 04/15/2020 – 01/15/2029, and U.S. Treasury Notes, 1.750% – 2.375% due 05/15/2022 – 02/29/2024, valued at $137,700,064); expected proceeds $135,542,250	2.410%	07/08/2019	07/08/2019	135,000,000	135,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by U.S. Treasury Bills, 0.000% due 07/02/2019 – 07/09/2019, U.S. Treasury Bonds, 2.875% – 3.000% due 02/15/2049 – 05/15/2049, and a U.S. Treasury Inflation Index Bond, 1.000% due 02/15/2049, valued at $510,018,835); expected proceeds $500,236,250	2.430%	07/05/2019	07/05/2019	500,000,000	500,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by U.S. Treasury Bonds, 2.750% – 3.625% due 02/15/2044 – 11/15/2047, and a U.S. Treasury Inflation Index Bond, 1.000% due 02/15/2048, valued at $18,360,079); expected proceeds $18,003,735	2.490%	07/01/2019	07/01/2019	18,000,000	18,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 06/06/2019 (collateralized by U.S. Treasury Notes, 2.125% – 2.625% due 07/15/2021 – 12/31/2022, valued at $188,700,076); expected proceeds $185,391,378	2.380%	07/08/2019	07/08/2019	185,000,000	185,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by a U.S. Treasury Inflation Index Note, 0.125% due 07/15/2024, and U.S. Treasury Notes, 1.375% – 2.000% due 03/31/2020 – 03/31/2022, valued at $414,120,093); expected proceeds $406,083,907	2.480%	07/01/2019	07/01/2019	406,000,000	406,000,000
Agreement with Fixed Income Clearing Corp., and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by a U.S. Treasury Bill, 0.000% due 06/18/2020, valued at $714,000,048); expected proceeds $700,145,833	2.500%	07/01/2019	07/01/2019	700,000,000	700,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 06/24/2019 (collateralized by U.S. Treasury Notes, 2.000% – 2.750% due 08/31/2023 – 04/30/2024, and U.S. Treasury Strips, 0.000% due 08/15/2019 – 02/15/2027, valued at $204,000,049); expected proceeds $200,095,667	2.460%	07/01/2019	07/01/2019	200,000,000	200,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 06/25/2019 (collateralized by a U.S. Treasury Note, 2.125% due 08/15/2021, and U.S. Treasury Strips, 0.000% due 05/15/2021 – 08/15/2026, valued at $255,000,000); expected proceeds $250,120,069	2.470%	07/02/2019	07/02/2019	250,000,000	250,000,000
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with HSBC Securities USA, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by a U.S. Treasury Bond, 3.000% due 05/15/2045, U.S. Treasury Inflation Index Notes, 0.625% – 1.125% due 01/15/2021 – 07/15/2021, and a U.S. Treasury Strip, 0.000% due 08/15/2027, valued at $232,560,027); expected proceeds $228,047,500	2.500%	07/01/2019	07/01/2019	$ 228,000,000	$ 228,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/11/2019 (collateralized by a U.S. Treasury Note, 2.750% due 07/31/2023, valued at $178,500,096); expected proceeds $176,429,167 (c)	2.450%	07/01/2019	10/09/2019	175,000,000	175,000,000
Agreement with JP Morgan Securities, Inc. and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by a U.S. Treasury Bill, 0.000% due 05/21/2020, and U.S. Treasury Notes, 2.125% – 2.875% due 11/15/2021 – 12/31/2021, valued at $1,151,580,032); expected proceeds $1,129,238,031	2.530%	07/01/2019	07/01/2019	1,129,000,000	1,129,000,000
Agreement with LLOYDS Bank PLC and Clearstream (Tri-Party), and dated 04/26/2019 (collateralized by a U.S. Treasury Inflation Index Note, 0.750% due 07/15/2028, and U.S. Treasury Notes, 2.000% – 2.250% due 02/15/2023 – 11/15/2027, valued at $67,179,547); expected proceeds $65,374,581 (c)	2.530%	07/01/2019	07/17/2019	65,000,000	65,000,000
Agreement with LLOYDS Bank PLC and Clearstream (Tri-Party), and dated 04/26/2019 (collateralized by U.S. Treasury Notes, 1.875% – 2.875% due 08/31/2022 – 11/15/2027, valued at $36,161,437); expected proceeds $35,231,214 (c)	2.530%	07/01/2019	07/29/2019	35,000,000	35,000,000
Agreement with Norinchukin Bank and Bank of New York Mellon (Tri-Party), dated 05/09/2019 (collateralized by U.S. Treasury Inflation Index Notes, 0.375% – 1.125% due 01/15/2021 – 01/15/2027, and a U.S. Treasury Note, 2.000% due 11/15/2026, valued at $71,400,058); expected proceeds $70,462,933 (c)	2.480%	08/13/2019	08/13/2019	70,000,000	70,000,000
Agreement with Norinchukin Bank and Bank of New York Mellon (Tri-Party), dated 06/12/2019 (collateralized by U.S. Treasury Inflation Index Notes, 0.375% – 1.125% due 01/15/2021 – 01/15/2027, and a U.S. Treasury Note, 3.375% due 11/15/2019, valued at $102,000,005); expected proceeds $100,607,083 (c)	2.350%	09/13/2019	09/13/2019	100,000,000	100,000,000
Agreement with Norinchukin Bank and Bank of New York Mellon (Tri-Party), dated 06/24/2019 (collateralized by U.S. Treasury Inflation Index Notes, 0.375% – 1.125% due 01/15/2021 – 01/15/2027, and a U.S. Treasury Note, 2.000% due 11/15/2026, valued at $71,400,043); expected proceeds $70,415,022 (c)	2.320%	09/24/2019	09/24/2019	70,000,000	70,000,000
Agreement with Prudential Insurance Co., dated 06/28/2019 (collateralized by a U.S. Treasury Bond, 3.375% due 11/15/2048, and U.S. Treasury Notes, 2.125% – 2.250% due 11/15/2024 – 11/15/2025, valued at $113,088,995); expected proceeds $110,942,043	2.520%	07/01/2019	07/01/2019	110,918,750	110,918,750
Agreement with Prudential Insurance Co., dated 06/28/2019 (collateralized by U.S. Treasury Strips, 0.000% due 08/15/2025 – 11/15/2028, valued at $102,882,850); expected proceeds $100,871,179	2.520%	07/01/2019	07/01/2019	100,850,000	100,850,000
See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by a U.S. Treasury Bill, 0.000% due 11/14/2019, U.S. Treasury Bonds, 2.750% – 4.375% due 11/15/2039 – 02/15/2048, a U.S. Treasury Inflation Index Bond, 0.750% due 02/15/2045, U.S. Treasury Inflation Index Notes, 1.125% – 1.250% due 07/15/2020 – 01/15/2021, and U.S. Treasury Notes, 2.125% – 2.875% due 05/31/2021 – 02/15/2024, valued at $372,300,005); expected proceeds $365,076,042	2.500%	07/01/2019	07/01/2019	$ 365,000,000	$ 365,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by U.S. Treasury Bills, 0.000% due 07/25/2019 – 03/26/2020, U.S. Treasury Inflation Index Bonds, 1.000% – 3.875% due 01/15/2028 – 02/15/2048, a U.S. Treasury Inflation Index Note, 0.125% due 07/15/2024, U.S. Treasury Notes, 2.125% – 2.625% due 07/31/2020 – 05/15/2022, and U.S. Treasury Strips, 0.000% due 02/15/2023 – 11/15/2027, valued at $181,560,000); expected proceeds $178,036,787	2.480%	07/01/2019	07/01/2019	178,000,000	178,000,000
Agreement with TD Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by U.S. Treasury Notes, 2.000% – 2.625% due 06/15/2021 – 05/31/2024, valued at $44,880,044); expected proceeds $44,009,167	2.500%	07/01/2019	07/01/2019	44,000,000	44,000,000
Agreement with UBS Securities LLC and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by U.S. Treasury Bills, 0.000% due 07/05/2019 – 05/21/2020, U.S. Treasury Bonds, 2.750% – 6.375% due 02/15/2026 – 11/15/2047, U.S. Treasury Inflation Index Bonds, 0.625% – 3.875% due 01/15/2025 – 02/15/2046, U.S. Treasury Inflation Index Notes, 0.125% – 1.875% due 07/15/2019 – 01/15/2029, U.S. Treasury Notes, 0.875% – 3.500% due 07/31/2019 – 02/15/2028, and U.S. Treasury Strips, 0.000% due 05/15/2022 – 05/15/2029, valued at $153,000,005); expected proceeds $150,031,250	2.500%	07/01/2019	07/01/2019	150,000,000	150,000,000
Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 06/28/2019 (collateralized by U.S. Treasury Bills, 0.000% due 11/07/2019 – 11/29/2019, and U.S. Treasury Notes, 1.125% – 1.625% due 02/28/2021 – 02/15/2026, valued at $560,096,722); expected proceeds $549,114,375	2.500%	07/01/2019	07/01/2019	549,000,000	549,000,000
TOTAL TREASURY REPURCHASE AGREEMENTS					6,413,768,750
TOTAL INVESTMENTS –91.2% (d)(e)					16,675,817,233
Other Assets in Excess of Liabilities —8.8%					1,608,308,909
NET ASSETS –100.0%					$ 18,284,126,142
(a)	Rate shown is the discount rate at time of purchase.
(b)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Illiquid security. These securities represent $515,000,000 or 2.9% of net assets as of June 30, 2019.
(d)	Also represents the cost for federal tax purposes.
(e)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (Note 2).
See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2019 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value and cost	$10,262,048,483
Repurchase agreements, at value and amortized cost	6,413,768,750
Total Investments	16,675,817,233
Cash	1,582,964,521
Interest receivable — unaffiliated issuers	24,322,898
Other Receivable	1,797,087
TOTAL ASSETS	18,284,901,739
LIABILITIES
Advisory and administrator fee payable	660,846
Custody, sub-administration and transfer agent fees payable	77,199
Trustees’ fees and expenses payable	289
Professional fees payable	32,889
Accrued expenses and other liabilities	4,374
TOTAL LIABILITIES	775,597
NET ASSETS	$18,284,126,142
See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME
Interest income — unaffiliated issuers	$216,925,402
EXPENSES
Advisory and administrator fee	4,399,968
Custodian, sub-administrator and transfer agent fees	1,146,952
Trustees’ fees and expenses	194,848
Professional fees	82,659
Printing and postage fees	22,661
Insurance expense	3,336
Miscellaneous expenses	5,818
TOTAL EXPENSES	5,856,242
NET INVESTMENT INCOME (LOSS)	$211,069,160
REALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	21,451
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$211,090,611
See accompanying notes to financial statements.
7

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/19 (Unaudited)	Year Ended 12/31/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 211,069,160	$ 250,070,855
Net realized gain (loss)	21,451	1,950
Net increase (decrease) in net assets resulting from operations	211,090,611	250,072,805
CAPITAL TRANSACTIONS
Contributions	14,848,481,579	39,817,102,235
Withdrawals	(14,222,710,980)	(36,800,190,630)
Net increase (decrease) in net assets from capital transactions	625,770,599	3,016,911,605
Net increase (decrease) in net assets during the period	836,861,210	3,266,984,410
Net assets at beginning of period	17,447,264,932	14,180,280,522
NET ASSETS AT END OF PERIOD	$ 18,284,126,142	$ 17,447,264,932
See accompanying notes to financial statements.
8

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/19 (Unaudited)	Year Ended 12/31/18	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14
Total return (a)	1.19%	1.82%	0.82%	0.23%	(0.01)%	(0.02)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$18,284,126	$17,447,265	$14,180,281	$10,628,952	$1,744,814	$2,765,530
Ratios to average net assets:
Total expenses	0.07%(b)	0.07%	0.07%	0.07%	0.07%	0.07%
Net investment income (loss)	2.40%(b)	1.79%	0.84%	0.27%	(0.01)%	(0.02)%
(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
(b)	Annualized.
See accompanying notes to financial statements.
9

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2019 (Unaudited)

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2019, the Trust consists of seven (7) series, each of which represents a separate series of beneficial interest in the Trust. State Street Treasury Plus Money Market Portfolio (the “Portfolio”) is authorized to issue an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate only to the Portfolio.
The Portfolio operates as a “government money market fund” within the meaning of Rule 2a-7 under the 1940 Act to comply with the amendments to Rule 2a-7 that became effective October 14, 2016. The Portfolio is not currently subject to liquidity fees or temporary suspensions of redemptions due to declines in the Portfolio's weekly liquid assets.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
The Portfolio’s securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.
Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019 (Unaudited)

asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
3.    Securities and Other Investments
Repurchase Agreements
The Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The Portfolio monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Portfolio’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of June 30, 2019, the Portfolio had invested in repurchase agreements with the gross values of $6,413,768,750 and associated collateral equal to $6,543,505,056.
4.    Fees and Transactions with Affiliates
Advisory and Administrator Fee
The Trust has entered into an investment advisory agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which the Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets. SSGA FM also serves as administrator.
Custodian, Sub-Administrator and Transfer Agent Fees
State Street serves as the custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator and transfer agent the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019 (Unaudited)

5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2018, SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of June 30, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.
7.    Risks
Concentration Risk
As a result of the Portfolio's ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio's investments more than if the Portfolio was more broadly diversified.
Market, Credit and Counterparty Risk
In the normal course of business, the Portfolio trades securities and enters into financial transactions where risk of potential loss exists due to changes in global economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to counterparty risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults. The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the companies whose securities are owned by the Portfolio; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations (credit risk).
Financial assets, which potentially expose the Portfolio to market, credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Portfolio’s exposure to market, credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Portfolio’s Statement of Assets and Liabilities, less any collateral held by the Portfolio.
8.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
OTHER INFORMATION
June 30, 2019 (Unaudited)

Expense Example
As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2019 to June 30, 2019.
The table below illustrates your Portfolio's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Treasury Plus Money Market Portfolio	0.07%	$1,011.90	$0.35	$1,024.40	$0.35
(a)	Expenses are equal to the Portfolio’s annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio has adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083 (toll free) or (ii) on the SEC’s website at www.sec.gov. Information regarding how the Portfolio voted proxies, if any, during the 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
Monthly Portfolio Schedule
The Portfolio files its monthly portfolio holdings with the SEC on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov.
13

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Master Funds (the “Trust”), met in person on April 10, 2019 and May 15, 2019, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street Treasury Plus Money Market Portfolio (the “Portfolio”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreement. Following the April 10, 2019 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 15, 2019 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the feeder fund for which the Portfolio serves as the master fund in a master-feeder structure (the “Fund”):
•	Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2018, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”), for the Fund (the “Lipper Index”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
•	Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
•	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
•	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
____________________________
1Over the course of many years overseeing the Portfolio and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
14

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Portfolio and (b) affiliates of the Adviser that provide services to the Portfolio (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Portfolio.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Portfolio and for Portfolio operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	A copy of the Adviser’s proxy voting policies and procedures and other information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Portfolio and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Portfolio;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Portfolio by SSGA FM in its capacity as the Portfolio’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Portfolio by affiliates of the Adviser, including the custodian, sub-administrator, transfer agent and fund accountant of the Portfolio, and the role of the Adviser in managing the Portfolio’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Portfolio;
•	Draft responses to a letter from independent legal counsel to the Independent Trustees (“Independent Counsel”), reviewed prior to such date by Independent Counsel, requesting specific information from each of:
•	SSGA FM, in its capacity as the Portfolio’s Adviser and Administrator, with respect to its operations relating to the Portfolio and its approximate profit margins from such operations for the calendar year ended December 31, 2018; and the relevant operations of other affiliated service providers to the Portfolio, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2018;
15

STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

•	State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian and transfer agent for the Portfolio, with respect to its operations relating to the Portfolio; and
•	State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Portfolio (the “Distributor”), with respect to its operations relating to the Portfolio;
•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 15, 2019;
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Fund; and
•	A summary of the foregoing materials prepared by Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Portfolio throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Portfolio and the investment strategies used in pursuing the Portfolio’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Portfolio.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 15, 2019 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2019, for an additional year with respect to the Portfolio.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in money market instruments. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Portfolio, including reputational and entrepreneurial risks. The Board considered the Adviser’s success in maintaining the constant dollar value of the Portfolio through extraordinary market conditions. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.
The Board had previously reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Portfolio.
Portfolio Performance
The Board considered the Portfolio’s performance by evaluating the performance of the Fund. The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2018. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Portfolio:
Money Market Funds, Generally. The Board noted the relatively narrow range of returns in each Fund’s Performance Group and Performance Universe. The Board also observed that several basis points of performance, whether from yield on portfolio investments or fees waived by service providers, accounted for substantial differences in performance relative to other funds in such Group and Universe during periods when preservation of capital and net asset value were generally considered by stockholders to have been more important than several basis points of yield.
State Street Institutional Treasury Plus Money Market Fund and State Street Treasury Plus Money Market Portfolio. The Board considered that the Fund outperformed the median of its Performance Universe and its Lipper Index for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund outperformed the median of its Performance Group for the 1-year period, equaled the median of its Performance Group for the 3- and 5-year periods, and underperformed the median of its Performance Group for the 10-year period. The Board took into account management’s discussion of the Fund’s performance.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Portfolio is satisfactory based on performance of the Fund in comparison to the performance of its Performance Group, Performance Universe or Lipper Index.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Portfolio and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. The Board considered the investment advisory fee in the context of the overall master-feeder arrangement with the Fund. Among other information, the Board considered the following expense information in its evaluation of the Portfolio:
State Street Institutional Treasury Plus Money Market Fund and State Street Treasury Plus Money Market Portfolio. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and the fees and the expense ratio of the Portfolio are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Portfolio and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Portfolio, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Portfolio and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks. The Board noted that the Adviser does not currently have “soft dollar” arrangements in effect for trading the Portfolio’s investments.
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STATE STREET MASTER FUNDS
STATE STREET TREASURY PLUS MONEY MARKET PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

The Board concluded that the profitability of the Adviser with respect to the Portfolio, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Portfolio, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Portfolio or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Portfolio and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Portfolio and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Portfolio to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Portfolio at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Portfolio and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
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Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
James E. Ross
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Master Funds
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.
SSITTRPLMMSAR
00234421

Semi-Annual Report
June 30, 2019
State Street Master Funds
State Street International Developed Equity Index Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.

State Street International Developed Equity Index Portfolio
PORTFOLIO STATISTICS (UNAUDITED)
Top Five Holdings as of June 30, 2019

Description	Market Value	% of Net Assets
Nestle SA	74,475,726	2.2%
Novartis AG	46,564,687	1.4
Roche Holding AG	46,462,611	1.4
HSBC Holdings PLC	39,282,700	1.2
Royal Dutch Shell PLC Class A	34,209,462	1.0
TOTAL	240,995,186	7.2%
(The five largest holdings are subject to change, and there are no guarantees the Portfolio will continue to remain invested in any particular company.)
Top Five Sectors as of June 30, 2019

Description	% of Net Assets
Banks	10.7%
Pharmaceuticals	7.8
Insurance	5.9
Oil & Gas	5.5
Food	5.2
TOTAL	35.1%
(The top five sectors are expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2019 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.7%
AUSTRALIA — 7.2%
AGL Energy, Ltd.	153,286	$ 2,152,445
Alumina, Ltd.	579,490	947,511
AMP, Ltd.	681,231	1,013,474
APA Group	269,832	2,045,030
Aristocrat Leisure, Ltd.	136,175	2,935,628
ASX, Ltd.	43,975	2,541,893
Aurizon Holdings, Ltd.	459,438	1,741,017
AusNet Services	369,251	485,853
Australia & New Zealand Banking Group, Ltd.	677,209	13,406,277
Bank of Queensland, Ltd. (a)	98,749	660,401
Bendigo & Adelaide Bank, Ltd.	116,926	950,172
BHP Group PLC	492,657	12,634,144
BHP Group, Ltd.	696,875	20,128,557
BlueScope Steel, Ltd.	128,543	1,086,971
Boral, Ltd.	278,445	1,000,442
Brambles, Ltd.	379,149	3,426,953
Caltex Australia, Ltd.	61,250	1,063,809
Challenger, Ltd.	131,897	614,590
CIMIC Group, Ltd.	24,790	778,836
Coca-Cola Amatil, Ltd.	124,122	890,189
Cochlear, Ltd.	13,508	1,960,686
Coles Group, Ltd. (b)	256,110	2,399,331
Commonwealth Bank of Australia	418,317	24,300,395
Computershare, Ltd.	107,125	1,218,586
Crown Resorts, Ltd.	91,949	803,339
CSL, Ltd.	107,269	16,184,343
Dexus REIT	254,040	2,313,978
Domino's Pizza Enterprises, Ltd. (a)	14,800	390,925
Flight Centre Travel Group, Ltd.	14,844	432,817
Fortescue Metals Group, Ltd.	374,592	2,371,087
Goodman Group REIT	378,256	3,989,580
GPT Group REIT	429,002	1,851,471
Harvey Norman Holdings, Ltd. (a)	169,194	483,239
Incitec Pivot, Ltd.	390,151	933,619
Insurance Australia Group, Ltd.	539,392	3,126,561
LendLease Group	134,854	1,230,239
Macquarie Group, Ltd.	77,280	6,800,055
Medibank Pvt, Ltd.	644,191	1,577,693
Mirvac Group REIT	962,862	2,114,905
National Australia Bank, Ltd.	658,736	12,351,800
Newcrest Mining, Ltd.	177,723	3,984,712
Oil Search, Ltd.	314,321	1,559,463
Orica, Ltd.	89,224	1,269,164
Origin Energy, Ltd.	418,601	2,147,336
QBE Insurance Group, Ltd.	303,936	2,523,186
Ramsay Health Care, Ltd.	34,154	1,731,417
REA Group, Ltd.	10,695	720,801
Santos, Ltd.	405,936	2,016,848
Scentre Group REIT	1,261,206	3,398,597
SEEK, Ltd.	79,431	1,179,473
Security Description	Shares	Value
Sonic Healthcare, Ltd.	100,547	$ 1,912,145
South32, Ltd.	1,148,354	2,562,626
Stockland REIT	562,237	1,645,273
Suncorp Group, Ltd.	305,455	2,887,335
Sydney Airport	259,881	1,466,267
Tabcorp Holdings, Ltd.	456,790	1,426,458
Telstra Corp., Ltd.	989,629	2,673,718
TPG Telecom, Ltd.	98,984	447,335
Transurban Group Stapled Security	639,034	6,610,036
Treasury Wine Estates, Ltd.	164,102	1,718,166
Vicinity Centres REIT	761,248	1,308,804
Washington H Soul Pattinson & Co., Ltd.	28,102	433,655
Wesfarmers, Ltd.	270,481	6,863,531
Westpac Banking Corp.	818,999	16,299,414
Woodside Petroleum, Ltd.	216,939	5,535,335
Woolworths Group, Ltd.	304,443	7,099,352
WorleyParsons, Ltd.	79,653	822,237
		239,581,525
AUSTRIA — 0.2%
ANDRITZ AG	17,424	656,785
Erste Group Bank AG	71,957	2,674,674
OMV AG	34,411	1,679,174
Raiffeisen Bank International AG	34,387	807,869
Verbund AG	15,343	803,740
Voestalpine AG	26,238	811,836
		7,434,078
BELGIUM — 1.0%
Ageas	42,731	2,224,344
Anheuser-Busch InBev SA	176,806	15,672,831
Colruyt SA	13,634	791,847
Groupe Bruxelles Lambert SA	18,967	1,863,616
KBC Group NV	57,052	3,744,919
Proximus SADP	33,328	983,766
Solvay SA	17,373	1,802,357
Telenet Group Holding NV	10,840	604,885
UCB SA	29,269	2,430,536
Umicore SA (a)	48,894	1,570,190
		31,689,291
CHILE — 0.0% (c)
Antofagasta PLC	94,425	1,117,144
CHINA — 0.4%
Alcon, Inc. (b)	103,208	6,380,901
BeiGene, Ltd. ADR (a)(b)	7,400	917,230
BOC Hong Kong Holdings, Ltd.	873,500	3,438,096
Yangzijiang Shipbuilding Holdings, Ltd.	576,000	651,376
		11,387,603
DENMARK — 1.7%
AP Moller - Maersk A/S Class A	887	1,031,269
AP Moller - Maersk A/S Class B	1,483	1,842,323
Carlsberg A/S Class B	25,375	3,369,137

See accompanying notes to financial statements.
2

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Chr. Hansen Holding A/S	23,018	$ 2,164,830
Coloplast A/S Class B	28,393	3,213,599
Danske Bank A/S	167,842	2,656,944
Demant A/S (a)(b)	26,000	809,674
DSV A/S	43,567	4,284,908
Genmab A/S (b)	13,917	2,562,987
H Lundbeck A/S	15,024	594,404
ISS A/S	38,781	1,172,187
Novo Nordisk A/S Class B	399,339	20,381,278
Novozymes A/S Class B	49,076	2,292,060
Orsted A/S (d)	43,866	3,798,954
Pandora A/S	25,242	899,299
Tryg A/S	27,932	909,473
Vestas Wind Systems A/S	45,590	3,944,085
		55,927,411
FINLAND — 1.1%
Elisa Oyj	34,462	1,684,018
Fortum Oyj	102,743	2,273,968
Kone Oyj Class B	79,034	4,671,205
Metso Oyj	26,240	1,032,427
Neste Oyj	99,139	3,368,922
Nokia Oyj	1,298,339	6,455,345
Nokian Renkaat Oyj	25,302	791,231
Nordea Bank Abp	702,289	5,103,180
Orion Oyj Class B	24,454	897,548
Sampo Oyj Class A	102,883	4,862,273
Stora Enso Oyj Class R	128,218	1,509,062
UPM-Kymmene Oyj	121,262	3,227,238
Wartsila OYJ Abp	104,158	1,512,937
		37,389,354
FRANCE — 11.0%
Accor SA	42,977	1,847,569
Aeroports de Paris	6,888	1,217,398
Air Liquide SA	101,353	14,202,534
Airbus SE	137,136	19,471,342
Alstom SA	35,874	1,666,816
Amundi SA (d)	13,383	935,771
Arkema SA	16,140	1,503,136
Atos SE	22,512	1,884,808
AXA SA	452,360	11,899,913
BioMerieux	10,343	858,072
BNP Paribas SA (a)	265,422	12,624,001
Bollore SA	199,792	882,790
Bouygues SA	51,415	1,907,020
Bureau Veritas SA	73,174	1,809,940
Capgemini SE	37,106	4,620,729
Carrefour SA (a)	141,950	2,744,863
Casino Guichard Perrachon SA (a)	13,917	475,461
Cie de Saint-Gobain	115,180	4,495,750
Cie Generale des Etablissements Michelin SCA	40,110	5,095,301
CNP Assurances	37,775	858,643
Covivio REIT	11,359	1,190,725
Credit Agricole SA	271,407	3,259,232
Security Description	Shares	Value
Danone SA	143,798	$ 12,199,913
Dassault Aviation SA	605	870,863
Dassault Systemes SE	30,250	4,833,154
Edenred	58,747	3,001,184
Eiffage SA	18,462	1,827,873
Electricite de France SA	148,104	1,869,606
Engie SA	434,559	6,601,645
EssilorLuxottica SA	66,321	8,666,652
Eurazeo SE	12,643	882,588
Eutelsat Communications SA	41,976	785,870
Faurecia SA	19,469	904,811
Gecina SA REIT	10,710	1,605,066
Getlink SE	114,121	1,831,151
Hermes International	7,322	5,288,148
ICADE REIT (a)	8,381	769,269
Iliad SA (a)	5,881	661,424
Imerys SA	8,119	431,045
Ingenico Group SA (a)	15,029	1,331,207
Ipsen SA	9,549	1,304,929
JCDecaux SA	19,153	581,057
Kering SA	17,927	10,617,985
Klepierre SA REIT	47,094	1,581,032
Legrand SA	61,761	4,522,441
L'Oreal SA	59,419	16,950,429
LVMH Moet Hennessy Louis Vuitton SE	65,318	27,841,993
Natixis SA	222,855	898,153
Orange SA	473,417	7,475,002
Pernod Ricard SA (a)	50,265	9,276,034
Peugeot SA	139,044	3,431,301
Publicis Groupe SA	49,076	2,594,869
Remy Cointreau SA	5,928	856,003
Renault SA	44,419	2,796,810
Safran SA	77,846	11,422,689
Sanofi	264,142	22,834,109
Sartorius Stedim Biotech	6,864	1,084,180
Schneider Electric SE	128,374	11,660,303
SCOR SE	37,278	1,636,957
SEB SA	5,081	914,805
Societe BIC SA (a)	6,365	486,010
Societe Generale SA	195,276	4,941,292
Sodexo SA	21,311	2,494,851
Suez	93,044	1,344,614
Teleperformance	14,015	2,812,203
Thales SA	24,571	3,040,186
TOTAL SA	558,782	31,355,711
Ubisoft Entertainment SA (b)	20,143	1,579,111
Unibail-Rodamco-Westfield	73,380	528,848
Unibail-Rodamco-Westfield REIT	29,342	4,402,384
Valeo SA (a)	56,255	1,832,208
Veolia Environnement SA	123,512	3,012,841
Vinci SA	118,437	12,146,942
Vivendi SA	212,130	5,848,500
Wendel SA	7,128	973,273

See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Worldline SA (b)(d)	19,076	$ 1,390,320
		368,283,658
GERMANY — 8.6%
1&1 Drillisch AG	12,173	406,452
adidas AG	42,125	13,024,389
Allianz SE	98,784	23,848,995
Axel Springer SE	10,775	760,162
BASF SE	213,626	15,550,290
Bayer AG	217,092	15,065,859
Bayerische Motoren Werke AG	78,052	5,785,567
Bayerische Motoren Werke AG Preference Shares	13,069	812,611
Beiersdorf AG	23,118	2,778,792
Brenntag AG	35,735	1,762,502
Carl Zeiss Meditec AG	10,275	1,015,077
Commerzbank AG	242,433	1,744,567
Continental AG	25,923	3,785,198
Covestro AG (d)	43,724	2,226,241
Daimler AG	210,017	11,701,267
Delivery Hero SE (b)(d)	28,152	1,278,854
Deutsche Bank AG	465,902	3,597,260
Deutsche Boerse AG	44,711	6,334,063
Deutsche Lufthansa AG	54,713	938,969
Deutsche Post AG	228,207	7,510,596
Deutsche Telekom AG	778,008	13,477,769
Deutsche Wohnen SE	82,621	3,036,246
E.ON SE	515,093	5,602,503
Evonik Industries AG	46,539	1,357,295
Fraport AG Frankfurt Airport Services Worldwide	10,591	911,814
Fresenius Medical Care AG & Co. KGaA	49,497	3,891,592
Fresenius SE & Co. KGaA	96,697	5,250,454
Fuchs Petrolub SE Preference Shares	16,051	632,084
GEA Group AG	40,747	1,160,068
Hannover Rueck SE	14,360	2,325,421
HeidelbergCement AG	34,121	2,765,065
Henkel AG & Co. KGaA Preference Shares	41,964	4,110,777
Henkel AG & Co. KGaA	23,861	2,194,213
HOCHTIEF AG	6,344	773,749
HUGO BOSS AG	16,009	1,066,517
Infineon Technologies AG	266,033	4,711,005
Innogy SE (d)(e)	8,393	398,567
Innogy SE (e)	27,779	1,191,048
KION Group AG	16,364	1,033,143
Knorr-Bremse AG	12,094	1,349,720
Lanxess AG	20,021	1,191,524
Merck KGaA	30,795	3,224,978
METRO AG	46,138	844,612
MTU Aero Engines AG	11,921	2,844,097
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	34,536	8,680,045
Security Description	Shares	Value
Porsche Automobil Holding SE Preference Shares	35,256	$ 2,294,145
Puma SE	19,160	1,279,709
QIAGEN NV (b)	53,683	2,181,880
RWE AG	130,398	3,217,936
SAP SE	228,726	31,454,751
Sartorius AG Preference Shares	8,674	1,780,995
Siemens AG	178,101	21,215,128
Siemens Healthineers AG (d)	36,386	1,537,704
Symrise AG	30,804	2,969,138
Telefonica Deutschland Holding AG	202,170	565,678
ThyssenKrupp AG	100,059	1,461,373
TUI AG	110,526	1,086,508
Uniper SE	49,780	1,509,641
United Internet AG	30,546	1,007,397
Volkswagen AG	7,916	1,362,579
Volkswagen AG Preference Shares	43,464	7,336,419
Vonovia SE	119,494	5,715,352
Wirecard AG	27,188	4,583,881
Zalando SE (b)(d)	28,167	1,251,629
		287,763,860
HONG KONG — 3.7%
AIA Group, Ltd.	2,830,000	30,518,720
ASM Pacific Technology, Ltd.	66,900	685,056
Bank of East Asia, Ltd.	280,439	784,332
CK Asset Holdings, Ltd.	596,179	4,666,412
CK Hutchison Holdings, Ltd.	623,000	6,140,288
CK Infrastructure Holdings, Ltd.	156,000	1,271,962
CLP Holdings, Ltd.	373,500	4,121,050
Dairy Farm International Holdings, Ltd.	77,000	550,550
Galaxy Entertainment Group, Ltd.	543,000	3,659,386
Hang Lung Properties, Ltd.	486,000	1,155,825
Hang Seng Bank, Ltd.	177,000	4,406,592
Henderson Land Development Co., Ltd.	339,436	1,870,428
HK Electric Investments & HK Electric Investments, Ltd.	618,990	633,846
HKT Trust & HKT, Ltd.	937,000	1,487,206
Hong Kong & China Gas Co., Ltd.	2,391,785	5,302,492
Hong Kong Exchanges & Clearing, Ltd.	273,205	9,644,792
Hongkong Land Holdings, Ltd.	277,400	1,786,456
Hysan Development Co., Ltd.	131,000	676,589
Jardine Matheson Holdings, Ltd.	51,300	3,232,926
Jardine Strategic Holdings, Ltd.	52,400	1,998,012
Kerry Properties, Ltd.	146,000	612,966
Link REIT	495,500	6,088,704
Melco Resorts & Entertainment, Ltd. ADR	58,223	1,264,604
MTR Corp., Ltd.	350,101	2,357,160

See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
New World Development Co., Ltd.	1,463,077	$ 2,288,487
NWS Holdings, Ltd.	356,810	733,487
PCCW, Ltd.	1,072,000	618,844
Power Assets Holdings, Ltd.	334,500	2,406,259
Sands China, Ltd.	566,400	2,707,845
Shangri-La Asia, Ltd.	272,000	342,938
Sino Land Co., Ltd.	803,387	1,347,119
SJM Holdings, Ltd.	457,000	520,029
Sun Hung Kai Properties, Ltd.	368,000	6,241,280
Swire Pacific, Ltd. Class A	116,500	1,431,552
Swire Properties, Ltd.	280,600	1,133,175
Techtronic Industries Co., Ltd.	316,000	2,418,790
Vitasoy International Holdings, Ltd.	172,000	826,701
WH Group, Ltd. (d)	2,029,809	2,057,739
Wharf Holdings, Ltd.	297,000	786,931
Wharf Real Estate Investment Co., Ltd.	283,000	1,994,131
Wheelock & Co., Ltd.	199,000	1,426,432
Yue Yuen Industrial Holdings, Ltd.	149,500	409,510
		124,607,603
IRELAND — 0.7%
AerCap Holdings NV (b)	29,414	1,529,822
AIB Group PLC	205,023	839,595
Bank of Ireland Group PLC	229,848	1,203,008
CRH PLC	188,409	6,155,733
DCC PLC	23,850	2,130,844
Flutter Entertainment PLC	19,452	1,465,130
James Hardie Industries PLC	103,561	1,359,002
Kerry Group PLC Class A	36,195	4,327,982
Kingspan Group PLC	36,131	1,965,133
Smurfit Kappa Group PLC	50,213	1,521,629
		22,497,878
ISRAEL — 0.6%
Azrieli Group, Ltd.	10,695	716,688
Bank Hapoalim BM	275,519	2,044,057
Bank Leumi Le-Israel BM	360,144	2,601,200
Check Point Software Technologies, Ltd. (a)(b)	29,510	3,411,651
CyberArk Software, Ltd. (b)	9,300	1,188,912
Elbit Systems, Ltd.	6,111	909,826
Israel Chemicals, Ltd.	162,743	852,832
Israel Discount Bank, Ltd. Class A	293,896	1,200,618
Mizrahi Tefahot Bank, Ltd.	33,833	780,430
Nice, Ltd. (b)	15,007	2,041,159
Teva Pharmaceutical Industries, Ltd. ADR (b)	140,328	1,295,228
Teva Pharmaceutical Industries, Ltd. (b)	118,041	1,082,262
Wix.com, Ltd. (b)	11,300	1,605,730
		19,730,593
Security Description	Shares	Value
ITALY — 2.0%
Assicurazioni Generali SpA	271,361	$ 5,117,471
Atlantia SpA	111,340	2,904,851
Davide Campari-Milano SpA	130,799	1,283,238
Enel SpA	1,867,680	13,059,257
Eni SpA	584,758	9,726,466
Ferrari NV	28,636	4,656,806
FinecoBank Banca Fineco SpA	120,076	1,341,445
Intesa Sanpaolo SpA	3,427,421	7,345,725
Leonardo SpA	97,959	1,243,289
Mediobanca Banca di Credito Finanziario SpA	143,505	1,481,598
Moncler SpA	40,772	1,745,812
Pirelli & C SpA (d)	89,601	530,392
Poste Italiane SpA (d)	124,750	1,315,525
Prysmian SpA (a)	57,950	1,197,782
Recordati SpA	22,725	948,733
Snam SpA	532,702	2,651,629
Telecom Italia SpA (b)(e)	2,671,651	1,460,998
Telecom Italia SpA (e)	1,270,582	659,949
Terna Rete Elettrica Nazionale SpA	335,805	2,141,523
UniCredit SpA	464,058	5,721,210
		66,533,699
JAPAN — 23.4%
ABC-Mart, Inc.	8,800	573,380
Acom Co., Ltd. (a)	91,400	329,155
Advantest Corp.	50,100	1,378,750
Aeon Co., Ltd.	156,600	2,690,427
AEON Financial Service Co., Ltd.	30,100	484,718
Aeon Mall Co., Ltd.	24,100	362,820
AGC, Inc.	43,200	1,493,596
Air Water, Inc.	34,400	588,766
Aisin Seiki Co., Ltd.	38,100	1,311,964
Ajinomoto Co., Inc.	101,100	1,752,875
Alfresa Holdings Corp.	45,600	1,124,975
Alps Alpine Co., Ltd.	51,600	869,738
Amada Holdings Co., Ltd.	73,000	821,877
ANA Holdings, Inc.	28,500	943,828
Aozora Bank, Ltd.	27,800	667,262
Asahi Group Holdings, Ltd.	84,000	3,777,427
Asahi Intecc Co., Ltd.	44,000	1,083,869
Asahi Kasei Corp.	301,400	3,212,901
Astellas Pharma, Inc.	442,200	6,300,139
Bandai Namco Holdings, Inc.	46,600	2,262,094
Bank of Kyoto, Ltd.	12,500	483,224
Benesse Holdings, Inc.	20,100	467,893
Bridgestone Corp. (a)	141,100	5,555,469
Brother Industries, Ltd.	53,900	1,018,067
Calbee, Inc.	20,900	564,110
Canon, Inc. (a)	236,100	6,894,102
Casio Computer Co., Ltd.	43,400	538,975
Central Japan Railway Co.	34,400	6,890,217
Chiba Bank, Ltd.	134,000	654,205
Chubu Electric Power Co., Inc.	157,700	2,212,396

See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Chugai Pharmaceutical Co., Ltd. (a)	51,900	$ 3,391,275
Chugoku Electric Power Co., Inc.	66,300	835,673
Coca-Cola Bottlers Japan Holdings, Inc. (a)	29,100	737,088
Concordia Financial Group, Ltd.	237,100	882,468
Credit Saison Co., Ltd.	39,200	458,801
CyberAgent, Inc.	25,800	935,112
Dai Nippon Printing Co., Ltd.	58,000	1,236,013
Daicel Corp.	63,200	561,960
Daifuku Co., Ltd.	24,400	1,370,150
Dai-ichi Life Holdings, Inc.	260,200	3,924,494
Daiichi Sankyo Co., Ltd.	133,000	6,956,144
Daikin Industries, Ltd.	58,700	7,663,036
Daito Trust Construction Co., Ltd.	16,700	2,128,963
Daiwa House Industry Co., Ltd.	131,100	3,822,026
Daiwa House REIT Investment Corp.	466	1,124,992
Daiwa Securities Group, Inc.	376,300	1,648,888
Denso Corp.	104,400	4,392,474
Dentsu, Inc. (a)	50,400	1,758,901
Disco Corp.	6,500	1,066,642
East Japan Railway Co.	72,600	6,792,352
Eisai Co., Ltd.	58,500	3,307,254
Electric Power Development Co., Ltd.	35,600	808,881
FamilyMart UNY Holdings Co., Ltd.	57,200	1,365,495
FANUC Corp.	45,100	8,342,705
Fast Retailing Co., Ltd.	13,800	8,342,250
Fuji Electric Co., Ltd.	30,600	1,055,123
FUJIFILM Holdings Corp.	85,400	4,330,241
Fujitsu, Ltd.	45,200	3,151,498
Fukuoka Financial Group, Inc.	40,900	746,708
GMO Payment Gateway, Inc.	10,800	742,788
Hakuhodo DY Holdings, Inc.	55,500	934,444
Hamamatsu Photonics KK	31,600	1,230,388
Hankyu Hanshin Holdings, Inc.	52,000	1,863,004
Hikari Tsushin, Inc.	4,900	1,068,322
Hino Motors, Ltd.	63,000	530,360
Hirose Electric Co., Ltd.	8,010	893,635
Hisamitsu Pharmaceutical Co., Inc.	13,200	521,311
Hitachi Chemical Co., Ltd.	25,300	687,097
Hitachi Construction Machinery Co., Ltd.	24,800	644,975
Hitachi High-Technologies Corp.	15,800	812,437
Hitachi Metals, Ltd.	57,400	648,374
Hitachi, Ltd.	226,000	8,283,590
Honda Motor Co., Ltd.	380,500	9,835,646
Hoshizaki Corp.	11,800	878,374
Hoya Corp.	89,200	6,833,644
Hulic Co., Ltd. (a)	68,000	546,575
Idemitsu Kosan Co., Ltd.	48,540	1,459,714
Security Description	Shares	Value
IHI Corp.	34,800	$ 838,831
Iida Group Holdings Co., Ltd.	35,900	579,785
Inpex Corp.	239,800	2,161,850
Isetan Mitsukoshi Holdings, Ltd.	80,300	651,403
Isuzu Motors, Ltd.	128,900	1,467,981
ITOCHU Corp.	322,400	6,165,818
Itochu Techno-Solutions Corp.	22,200	569,115
J Front Retailing Co., Ltd.	52,200	598,357
Japan Airlines Co., Ltd.	28,300	904,371
Japan Airport Terminal Co., Ltd.	12,400	528,847
Japan Exchange Group, Inc.	115,300	1,832,129
Japan Post Bank Co., Ltd.	90,900	923,005
Japan Post Holdings Co., Ltd.	364,400	4,126,304
Japan Prime Realty Investment Corp. REIT	191	827,891
Japan Real Estate Investment Corp. REIT	325	1,978,838
Japan Retail Fund Investment Corp. REIT	633	1,280,806
Japan Tobacco, Inc. (a)	278,100	6,141,999
JFE Holdings, Inc. (a)	114,700	1,684,729
JGC Corp.	49,900	684,539
JSR Corp.	42,300	667,833
JTEKT Corp.	49,700	602,452
JXTG Holdings, Inc.	763,900	3,789,012
Kajima Corp.	100,500	1,378,680
Kakaku.com, Inc.	33,100	639,020
Kamigumi Co., Ltd.	24,000	568,034
Kaneka Corp.	9,800	368,387
Kansai Electric Power Co., Inc.	162,500	1,861,948
Kansai Paint Co., Ltd.	39,400	826,105
Kao Corp. (a)	114,800	8,747,986
Kawasaki Heavy Industries, Ltd.	33,000	775,840
KDDI Corp.	416,200	10,598,150
Keihan Holdings Co., Ltd.	23,800	1,037,136
Keikyu Corp.	55,000	946,956
Keio Corp.	23,300	1,533,293
Keisei Electric Railway Co., Ltd.	28,100	1,023,691
Keyence Corp.	21,300	13,073,779
Kikkoman Corp.	33,000	1,436,514
Kintetsu Group Holdings Co., Ltd.	40,300	1,930,091
Kirin Holdings Co., Ltd.	190,300	4,103,973
Kobayashi Pharmaceutical Co., Ltd. (a)	10,700	765,704
Kobe Steel, Ltd.	62,900	411,588
Koito Manufacturing Co., Ltd.	23,100	1,232,829
Komatsu, Ltd.	212,700	5,132,913
Konami Holdings Corp.	23,100	1,082,746
Konica Minolta, Inc.	111,800	1,088,530
Kose Corp.	7,500	1,257,889
Kubota Corp.	251,700	4,188,770
Kuraray Co., Ltd.	75,800	905,463
Kurita Water Industries, Ltd.	23,800	590,913
Kyocera Corp.	74,700	4,877,617
Kyowa Hakko Kirin Co., Ltd. (a)	59,900	1,078,022

See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Kyushu Electric Power Co., Inc.	82,000	$ 805,235
Kyushu Railway Co.	36,500	1,063,765
Lawson, Inc.	12,000	575,831
LINE Corp. (a)(b)	16,600	464,535
Lion Corp.	51,200	953,763
LIXIL Group Corp.	57,100	903,085
M3, Inc.	97,400	1,780,032
Makita Corp.	51,400	1,746,092
Marubeni Corp.	375,300	2,483,654
Marui Group Co., Ltd.	48,700	991,719
Maruichi Steel Tube, Ltd.	16,600	461,145
Mazda Motor Corp.	127,000	1,325,520
McDonald's Holdings Co. Japan, Ltd. (a)	16,000	705,402
Mebuki Financial Group, Inc.	181,300	472,854
Medipal Holdings Corp.	38,600	852,324
MEIJI Holdings Co., Ltd.	27,500	1,965,380
Mercari, Inc. (a)(b)	17,200	456,261
MINEBEA MITSUMI, Inc.	90,300	1,529,585
MISUMI Group, Inc.	67,100	1,682,794
Mitsubishi Chemical Holdings Corp.	292,900	2,046,005
Mitsubishi Corp.	317,800	8,377,130
Mitsubishi Electric Corp.	423,100	5,572,479
Mitsubishi Estate Co., Ltd.	273,300	5,086,008
Mitsubishi Gas Chemical Co., Inc.	35,900	478,489
Mitsubishi Heavy Industries, Ltd.	77,300	3,365,642
Mitsubishi Materials Corp.	28,100	799,392
Mitsubishi Motors Corp.	149,700	716,959
Mitsubishi Tanabe Pharma Corp.	61,500	684,982
Mitsubishi UFJ Financial Group, Inc.	2,901,900	13,790,355
Mitsubishi UFJ Lease & Finance Co., Ltd.	81,700	432,993
Mitsui & Co., Ltd.	394,000	6,414,294
Mitsui Chemicals, Inc.	42,100	1,042,145
Mitsui Fudosan Co., Ltd.	206,200	4,999,977
Mitsui OSK Lines, Ltd.	27,400	655,881
Mizuho Financial Group, Inc.	5,670,000	8,215,027
MonotaRO Co., Ltd. (a)	28,200	687,332
MS&AD Insurance Group Holdings, Inc.	108,700	3,450,473
Murata Manufacturing Co., Ltd.	133,100	5,979,246
Nabtesco Corp.	24,000	666,939
Nagoya Railroad Co., Ltd.	44,300	1,225,713
NEC Corp.	60,700	2,388,788
Nexon Co., Ltd. (b)	121,400	1,760,041
NGK Insulators, Ltd.	65,800	959,456
NGK Spark Plug Co., Ltd.	36,100	677,503
NH Foods, Ltd.	21,000	899,527
Nidec Corp.	52,700	7,202,594
Nikon Corp.	75,900	1,073,618
Nintendo Co., Ltd.	26,400	9,676,406
Nippon Building Fund, Inc. REIT	324	2,219,343
Security Description	Shares	Value
Nippon Electric Glass Co., Ltd. (a)	20,600	$ 521,788
Nippon Express Co., Ltd.	19,100	1,015,807
Nippon Paint Holdings Co., Ltd. (a)	36,100	1,400,575
Nippon Prologis REIT, Inc.	422	974,901
Nippon Steel Corp.	191,700	3,289,895
Nippon Telegraph & Telephone Corp.	153,600	7,152,508
Nippon Yusen KK	36,900	592,167
Nissan Chemical Corp.	28,300	1,275,260
Nissan Motor Co., Ltd.	549,000	3,931,765
Nisshin Seifun Group, Inc.	46,800	1,068,138
Nissin Foods Holdings Co., Ltd.	14,700	946,891
Nitori Holdings Co., Ltd.	18,600	2,465,268
Nitto Denko Corp.	40,000	1,974,012
Nomura Holdings, Inc.	803,700	2,830,182
Nomura Real Estate Holdings, Inc.	31,100	668,532
Nomura Real Estate Master Fund, Inc. REIT	955	1,468,753
Nomura Research Institute, Ltd.	76,200	1,221,435
NSK, Ltd.	92,100	820,642
NTT Data Corp.	149,600	1,992,538
NTT DOCOMO, Inc.	316,600	7,383,121
Obayashi Corp.	145,600	1,433,837
Obic Co., Ltd.	15,200	1,721,181
Odakyu Electric Railway Co., Ltd.	69,000	1,688,816
Oji Holdings Corp.	194,000	1,119,993
Olympus Corp.	268,000	2,975,014
Omron Corp.	44,700	2,331,669
Ono Pharmaceutical Co., Ltd.	87,400	1,567,262
Oracle Corp. Japan	9,900	723,158
Oriental Land Co., Ltd.	47,900	5,930,815
ORIX Corp.	313,200	4,674,453
Osaka Gas Co., Ltd.	85,700	1,493,029
Otsuka Corp.	22,600	909,328
Otsuka Holdings Co., Ltd.	89,200	2,910,963
Pan Pacific International Holdings Corp.	26,700	1,695,081
Panasonic Corp.	510,700	4,254,727
Park24 Co., Ltd.	25,300	589,175
PeptiDream, Inc. (b)	23,400	1,196,714
Persol Holdings Co., Ltd.	41,200	967,860
Pigeon Corp.	26,000	1,046,130
Pola Orbis Holdings, Inc.	20,800	581,103
Rakuten, Inc.	205,900	2,446,185
Recruit Holdings Co., Ltd.	282,500	9,423,659
Renesas Electronics Corp. (b)	191,400	950,427
Resona Holdings, Inc.	478,200	1,991,094
Ricoh Co., Ltd.	153,100	1,529,011
Rinnai Corp.	7,700	489,558
Rohm Co., Ltd.	22,600	1,518,693
Ryohin Keikaku Co., Ltd.	5,300	957,286
Sankyo Co., Ltd.	9,200	333,024
Santen Pharmaceutical Co., Ltd.	91,100	1,509,314

See accompanying notes to financial statements.
7

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
SBI Holdings, Inc.	59,200	$ 1,465,439
Secom Co., Ltd.	48,900	4,209,194
Sega Sammy Holdings, Inc.	45,300	550,378
Seibu Holdings, Inc.	48,100	801,815
Seiko Epson Corp.	60,800	962,168
Sekisui Chemical Co., Ltd.	82,700	1,241,958
Sekisui House, Ltd.	144,700	2,384,582
Seven & i Holdings Co., Ltd.	180,200	6,101,444
Seven Bank, Ltd.	126,400	330,841
SG Holdings Co., Ltd.	36,900	1,046,311
Sharp Corp. (a)	55,600	609,980
Shimadzu Corp.	49,500	1,213,839
Shimamura Co., Ltd.	5,100	381,056
Shimano, Inc.	17,800	2,648,357
Shimizu Corp.	150,400	1,249,378
Shin-Etsu Chemical Co., Ltd.	84,900	7,907,662
Shinsei Bank, Ltd.	42,900	666,156
Shionogi & Co., Ltd.	65,400	3,768,968
Shiseido Co., Ltd.	93,900	7,077,797
Shizuoka Bank, Ltd.	100,700	742,118
Showa Denko KK (a)	31,900	938,584
SMC Corp.	13,200	4,921,515
Softbank Corp.	395,700	5,139,987
SoftBank Group Corp.	388,800	18,638,871
Sohgo Security Services Co., Ltd.	15,700	724,234
Sompo Holdings, Inc.	81,300	3,139,867
Sony Corp.	297,200	15,579,967
Sony Financial Holdings, Inc.	41,600	999,265
Stanley Electric Co., Ltd.	33,600	825,810
Subaru Corp.	146,300	3,556,337
SUMCO Corp. (a)	50,000	594,951
Sumitomo Chemical Co., Ltd.	364,100	1,689,716
Sumitomo Corp.	281,800	4,269,895
Sumitomo Dainippon Pharma Co., Ltd.	37,000	701,606
Sumitomo Electric Industries, Ltd.	177,300	2,327,741
Sumitomo Heavy Industries, Ltd.	26,400	907,852
Sumitomo Metal Mining Co., Ltd.	52,900	1,580,519
Sumitomo Mitsui Financial Group, Inc.	310,200	10,958,058
Sumitomo Mitsui Trust Holdings, Inc.	77,100	2,795,179
Sumitomo Realty & Development Co., Ltd.	81,900	2,925,109
Sumitomo Rubber Industries, Ltd. (a)	36,000	416,336
Sundrug Co., Ltd.	16,700	451,988
Suntory Beverage & Food, Ltd.	31,000	1,348,014
Suzuken Co., Ltd.	17,400	1,020,679
Suzuki Motor Corp.	87,400	4,107,978
Sysmex Corp.	38,100	2,484,952
T&D Holdings, Inc.	122,600	1,330,803
Taiheiyo Cement Corp.	29,800	901,689
Security Description	Shares	Value
Taisei Corp.	49,900	$ 1,813,240
Taisho Pharmaceutical Holdings Co., Ltd.	8,100	621,747
Taiyo Nippon Sanso Corp.	34,900	741,147
Takeda Pharmaceutical Co., Ltd.	347,517	12,331,144
TDK Corp.	29,700	2,299,035
Teijin, Ltd.	40,800	695,653
Terumo Corp.	152,900	4,555,495
THK Co., Ltd. (a)	26,100	623,793
Tobu Railway Co., Ltd.	42,600	1,241,544
Toho Co., Ltd.	25,300	1,075,497
Toho Gas Co., Ltd.	17,900	658,748
Tohoku Electric Power Co., Inc.	100,500	1,015,820
Tokio Marine Holdings, Inc.	151,800	7,606,907
Tokyo Century Corp.	9,800	413,412
Tokyo Electric Power Co. Holdings, Inc. (b)	374,900	1,955,576
Tokyo Electron, Ltd.	36,300	5,094,264
Tokyo Gas Co., Ltd.	88,900	2,093,779
Tokyu Corp.	116,500	2,066,377
Tokyu Fudosan Holdings Corp.	158,700	876,429
Toppan Printing Co., Ltd.	57,000	864,999
Toray Industries, Inc.	323,300	2,458,208
Toshiba Corp.	131,900	4,107,337
Tosoh Corp.	56,500	794,482
TOTO, Ltd.	33,300	1,315,124
Toyo Seikan Group Holdings, Ltd.	37,200	738,199
Toyo Suisan Kaisha, Ltd.	23,100	951,958
Toyoda Gosei Co., Ltd.	16,800	327,611
Toyota Industries Corp.	34,300	1,887,869
Toyota Motor Corp.	536,700	33,315,849
Toyota Tsusho Corp.	49,700	1,506,131
Trend Micro, Inc.	31,700	1,413,760
Tsuruha Holdings, Inc.	8,000	739,558
Unicharm Corp.	92,900	2,797,175
United Urban Investment Corp. REIT	684	1,146,560
USS Co., Ltd.	53,400	1,052,239
Welcia Holdings Co., Ltd.	10,600	431,418
West Japan Railway Co.	39,100	3,163,130
Yahoo! Japan Corp.	692,700	2,031,680
Yakult Honsha Co., Ltd.	28,300	1,667,951
Yamada Denki Co., Ltd.	150,400	665,870
Yamaha Corp.	35,700	1,696,529
Yamaha Motor Co., Ltd. (a)	65,300	1,160,660
Yamato Holdings Co., Ltd.	72,000	1,464,192
Yamazaki Baking Co., Ltd.	30,000	453,592
Yaskawa Electric Corp.	56,100	1,905,755
Yokogawa Electric Corp.	54,700	1,072,270
Yokohama Rubber Co., Ltd. (a)	29,200	536,625
ZOZO, Inc.	51,700	968,835
		779,098,532
LUXEMBOURG — 0.3%
ArcelorMittal	153,495	2,750,655
Aroundtown SA	193,380	1,595,723

See accompanying notes to financial statements.
8

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Eurofins Scientific SE (a)	2,719	$ 1,204,499
Millicom International Cellular SA SDR	14,562	820,056
RTL Group SA	8,135	417,257
SES SA	83,341	1,304,996
Tenaris SA	110,669	1,450,604
		9,543,790
MACAU — 0.0% (c)
MGM China Holdings, Ltd.	260,800	443,318
Wynn Macau, Ltd.	334,400	749,056
		1,192,374
MEXICO — 0.0% (c)
Fresnillo PLC	55,287	612,306
NETHERLANDS — 4.8%
ABN AMRO Bank NV (d)	97,688	2,093,115
Adyen NV (b)(d)	2,479	1,915,746
Aegon NV	428,953	2,138,617
Akzo Nobel NV	54,687	5,146,619
ASML Holding NV	100,669	21,064,303
EXOR NV	26,384	1,850,840
Heineken Holding NV	27,075	2,845,888
Heineken NV	59,927	6,697,554
ING Groep NV	924,271	10,731,904
Koninklijke Ahold Delhaize NV	282,775	6,368,996
Koninklijke DSM NV	42,598	5,273,104
Koninklijke KPN NV	870,982	2,678,062
Koninklijke Philips NV	220,347	9,581,810
Koninklijke Vopak NV	17,144	791,682
NN Group NV	75,774	3,054,718
NXP Semiconductors NV	68,572	6,693,313
Randstad NV	28,901	1,589,672
Royal Dutch Shell PLC Class A	1,044,876	34,209,462
Royal Dutch Shell PLC Class B	884,434	29,052,235
Wolters Kluwer NV	65,126	4,748,076
		158,525,716
NEW ZEALAND — 0.3%
a2 Milk Co., Ltd. (b)	171,718	1,691,955
Auckland International Airport, Ltd.	227,839	1,507,326
Fisher & Paykel Healthcare Corp., Ltd.	128,350	1,332,749
Fletcher Building, Ltd.	197,701	644,011
Meridian Energy, Ltd.	305,752	975,452
Ryman Healthcare, Ltd.	94,456	745,436
Spark New Zealand, Ltd.	418,892	1,125,395
		8,022,324
NORWAY — 0.7%
Aker BP ASA	26,570	762,255
DNB ASA	224,073	4,170,793
Equinor ASA	232,368	4,590,917
Gjensidige Forsikring ASA	44,759	901,894
Mowi ASA	102,126	2,389,035
Norsk Hydro ASA	299,562	1,071,615
Security Description	Shares	Value
Orkla ASA	197,667	$ 1,754,557
Schibsted ASA Class B	24,544	640,224
Telenor ASA	174,967	3,716,437
Yara International ASA	41,484	2,013,368
		22,011,095
PORTUGAL — 0.2%
EDP - Energias de Portugal SA	595,983	2,268,234
Galp Energia SGPS SA	117,125	1,803,992
Jeronimo Martins SGPS SA	58,599	945,267
		5,017,493
RUSSIA — 0.0% (c)
Evraz PLC	129,609	1,097,270
SINGAPORE — 1.3%
Ascendas Real Estate Investment Trust	621,750	1,433,800
CapitaLand Commercial Trust REIT	661,238	1,060,561
CapitaLand Mall Trust REIT	610,500	1,186,751
CapitaLand, Ltd.	601,400	1,569,121
City Developments, Ltd.	98,700	690,852
ComfortDelGro Corp., Ltd.	544,900	1,071,314
DBS Group Holdings, Ltd.	414,013	7,943,958
Genting Singapore, Ltd.	1,435,400	976,066
Golden Agri-Resources, Ltd.	1,628,800	349,127
Jardine Cycle & Carriage, Ltd.	24,833	664,991
Keppel Corp., Ltd.	343,700	1,691,889
Oversea-Chinese Banking Corp., Ltd.	754,433	6,356,877
SATS, Ltd.	171,200	660,530
Sembcorp Industries, Ltd.	242,600	432,142
Singapore Airlines, Ltd.	137,500	942,108
Singapore Exchange, Ltd.	191,600	1,121,602
Singapore Press Holdings, Ltd.	397,400	716,698
Singapore Technologies Engineering, Ltd.	369,900	1,131,887
Singapore Telecommunications, Ltd.	1,859,800	4,811,190
Suntec Real Estate Investment Trust	529,400	759,109
United Overseas Bank, Ltd.	292,390	5,647,031
UOL Group, Ltd.	128,632	717,818
Venture Corp., Ltd.	67,800	816,336
Wilmar International, Ltd.	456,600	1,248,694
		44,000,452
SOUTH AFRICA — 0.0% (c)
Investec PLC	157,536	1,024,535
SPAIN — 2.9%
ACS Actividades de Construccion y Servicios SA	58,991	2,358,654
Aena SME SA (d)	16,089	3,193,552
Amadeus IT Group SA (a)	100,493	7,971,993
Banco Bilbao Vizcaya Argentaria SA	1,553,237	8,697,322
Banco de Sabadell SA	1,385,238	1,437,111

See accompanying notes to financial statements.
9

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Banco Santander SA	3,778,704	$ 17,559,165
Bankia SA	304,766	721,207
Bankinter SA	160,926	1,110,205
CaixaBank SA	822,555	2,358,676
Cellnex Telecom SA (b)(d)	45,321	1,679,441
Enagas SA	53,610	1,432,869
Endesa SA (a)	74,370	1,914,899
Ferrovial SA	115,148	2,951,750
Grifols SA	69,681	2,063,171
Iberdrola SA	1,430,757	14,282,853
Industria de Diseno Textil SA	250,017	7,530,830
Mapfre SA (a)	271,207	794,055
Naturgy Energy Group SA	78,986	2,179,471
Red Electrica Corp. SA	102,890	2,145,990
Repsol SA	321,043	5,039,850
Siemens Gamesa Renewable Energy SA	53,415	889,320
Telefonica SA	1,091,912	8,979,096
		97,291,480
SWEDEN — 2.4%
Alfa Laval AB	64,827	1,415,571
Assa Abloy AB Class B	229,009	5,180,853
Atlas Copco AB Class A	156,340	5,001,155
Atlas Copco AB Class B	90,907	2,610,164
Boliden AB	64,227	1,643,713
Electrolux AB Class B	56,183	1,436,941
Epiroc AB Class A	153,263	1,597,020
Epiroc AB Class B	96,382	955,489
Essity AB Class B	138,865	4,271,526
Hennes & Mauritz AB Class B	203,436	3,625,722
Hexagon AB Class B	60,427	3,357,996
Husqvarna AB Class B	101,271	948,072
ICA Gruppen AB	18,803	809,010
Industrivarden AB Class C	37,373	828,972
Investor AB Class B	103,923	4,996,664
Kinnevik AB Class B	58,818	1,530,959
L E Lundbergforetagen AB Class B	17,802	666,937
Lundin Petroleum AB (a)	44,572	1,383,057
Sandvik AB	262,761	4,831,436
Securitas AB Class B	67,661	1,187,943
Skandinaviska Enskilda Banken AB Class A	372,586	3,450,302
Skanska AB Class B	76,035	1,374,304
SKF AB Class B	89,570	1,648,388
Svenska Handelsbanken AB Class A	356,023	3,525,618
Swedbank AB Class A	215,208	3,234,545
Swedish Match AB	40,921	1,728,895
Tele2 AB Class B	112,491	1,642,833
Telefonaktiebolaget LM Ericsson Class B	709,746	6,739,305
Telia Co. AB	662,446	2,944,458
Volvo AB Class B	344,582	5,472,415
		80,040,263
Security Description	Shares	Value
SWITZERLAND — 9.5%
ABB, Ltd.	436,807	$ 8,776,461
Adecco Group AG	38,308	2,304,766
Baloise Holding AG	12,003	2,127,301
Barry Callebaut AG	533	1,070,373
Chocoladefabriken Lindt & Spruengli AG (e)	251	1,829,082
Chocoladefabriken Lindt & Spruengli AG (e)	24	1,954,462
Cie Financiere Richemont SA	123,558	10,497,995
Clariant AG (b)	50,343	1,024,674
Coca-Cola HBC AG (b)	49,968	1,890,022
Credit Suisse Group AG	606,971	7,286,765
Dufry AG (b)	11,203	950,014
EMS-Chemie Holding AG	2,053	1,333,924
Ferguson PLC	54,759	3,902,740
Geberit AG	8,781	4,106,806
Givaudan SA	2,173	6,142,347
Glencore PLC	2,611,774	9,086,168
Julius Baer Group, Ltd.	51,372	2,289,874
Kuehne + Nagel International AG	12,543	1,864,083
LafargeHolcim, Ltd.	118,665	5,801,806
Lonza Group AG	17,749	5,996,431
Nestle SA	718,522	74,475,726
Novartis AG	508,975	46,564,687
Pargesa Holding SA	10,136	782,291
Partners Group Holding AG	4,513	3,550,227
Roche Holding AG	164,941	46,462,611
Schindler Holding AG (e)	9,389	2,092,543
Schindler Holding AG (e)	4,729	1,034,075
SGS SA	1,273	3,247,129
Sika AG	30,000	5,126,154
Sonova Holding AG	13,325	3,031,267
STMicroelectronics NV	155,949	2,770,479
Straumann Holding AG	2,409	2,128,321
Swatch Group AG (e)	7,069	2,026,447
Swatch Group AG (e)	13,237	717,513
Swiss Life Holding AG	8,225	4,081,287
Swiss Prime Site AG	17,905	1,565,540
Swiss Re AG	71,530	7,280,653
Swisscom AG (a)	6,060	3,046,160
Temenos AG	15,501	2,776,666
UBS Group AG	911,443	10,843,835
Vifor Pharma AG (a)	11,253	1,627,934
Zurich Insurance Group AG	35,310	12,309,609
		317,777,248
UNITED ARAB EMIRATES — 0.0% (c)
NMC Health PLC (a)	26,713	816,963
UNITED KINGDOM — 14.7%
3i Group PLC	231,957	3,287,183
Admiral Group PLC	46,985	1,320,336
Anglo American PLC	248,069	7,086,279
Ashtead Group PLC	112,013	3,213,279

See accompanying notes to financial statements.
10

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
Associated British Foods PLC	82,418	$ 2,583,525
AstraZeneca PLC	299,432	24,534,392
Auto Trader Group PLC (d)	220,684	1,538,576
Aviva PLC	902,097	4,781,832
BAE Systems PLC	739,275	4,661,097
Barclays PLC	4,020,230	7,664,588
Barratt Developments PLC	239,034	1,741,956
Berkeley Group Holdings PLC	29,018	1,377,904
BP PLC	4,816,837	33,631,316
British American Tobacco PLC	542,419	18,977,358
British Land Co. PLC REIT	214,286	1,468,334
BT Group PLC	1,953,367	4,884,095
Bunzl PLC	79,501	2,101,528
Burberry Group PLC	95,764	2,269,384
Carnival PLC	39,049	1,728,982
Centrica PLC	1,387,500	1,550,082
CNH Industrial NV	234,858	2,411,922
Coca-Cola European Partners PLC (e)	20,200	1,141,300
Coca-Cola European Partners PLC (e)	35,366	1,971,452
Compass Group PLC	371,056	8,911,226
Croda International PLC	29,989	1,954,151
Diageo PLC	563,666	24,276,066
Direct Line Insurance Group PLC	319,010	1,347,122
easyJet PLC	44,752	542,903
Experian PLC	214,060	6,494,831
Fiat Chrysler Automobiles NV	253,552	3,541,748
G4S PLC	393,013	1,040,390
GlaxoSmithKline PLC	1,173,266	23,542,041
GVC Holdings PLC	139,499	1,157,208
Halma PLC	92,053	2,366,549
Hargreaves Lansdown PLC	65,726	1,605,234
HSBC Holdings PLC	4,698,681	39,282,700
Imperial Brands PLC	223,731	5,258,624
Informa PLC	298,974	3,177,211
InterContinental Hotels Group PLC	41,293	2,718,073
Intertek Group PLC	38,726	2,711,748
ITV PLC	838,733	1,152,852
J Sainsbury PLC	440,863	1,099,449
John Wood Group PLC	167,018	960,789
Johnson Matthey PLC	44,479	1,884,495
Kingfisher PLC	493,566	1,349,919
Land Securities Group PLC REIT	172,937	1,833,848
Legal & General Group PLC	1,382,227	4,740,938
Lloyds Banking Group PLC	16,663,049	12,001,079
London Stock Exchange Group PLC	72,496	5,061,695
Marks & Spencer Group PLC	463,710	1,243,475
Meggitt PLC	179,410	1,196,476
Melrose Industries PLC	1,160,464	2,671,015
Merlin Entertainments PLC (d)	175,737	1,004,459
Micro Focus International PLC ADR	43,670	1,143,717
Security Description	Shares	Value
Micro Focus International PLC	38,878	$ 1,021,268
Mondi PLC	89,534	2,039,704
National Grid PLC	794,993	8,456,522
Next PLC	32,521	2,287,183
Ocado Group PLC (b)	111,452	1,655,331
Pearson PLC	182,280	1,900,908
Persimmon PLC	74,829	1,901,841
Prudential PLC	605,634	13,226,765
Reckitt Benckiser Group PLC	165,116	13,058,296
RELX PLC (e)	280,736	6,822,505
RELX PLC (e)	176,822	4,285,046
Rentokil Initial PLC	447,973	2,266,288
Rio Tinto PLC	268,942	16,705,099
Rio Tinto, Ltd.	85,957	6,258,837
Rolls-Royce Holdings PLC	400,388	4,282,459
Royal Bank of Scotland Group PLC	1,116,693	3,123,831
RSA Insurance Group PLC	251,345	1,845,107
Sage Group PLC	261,366	2,669,108
Schroders PLC	29,656	1,151,168
Segro PLC REIT	261,860	2,433,532
Severn Trent PLC	54,977	1,432,970
Smith & Nephew PLC	202,469	4,393,484
Smiths Group PLC	94,229	1,876,830
Spirax-Sarco Engineering PLC	17,903	2,092,816
SSE PLC	243,872	3,482,418
St James's Place PLC	127,093	1,776,029
Standard Chartered PLC	662,811	6,024,703
Standard Life Aberdeen PLC	598,144	2,242,666
Taylor Wimpey PLC	758,904	1,523,640
Tesco PLC	2,294,985	6,621,517
Unilever NV	344,568	21,016,632
Unilever PLC	258,363	16,094,028
United Utilities Group PLC	166,753	1,661,310
Vodafone Group PLC	6,232,735	10,258,184
Weir Group PLC	64,978	1,278,917
Whitbread PLC	44,093	2,597,664
Wm Morrison Supermarkets PLC	586,128	1,502,374
WPP PLC	292,826	3,690,274
		490,155,985
TOTAL COMMON STOCKS (Cost $3,015,721,742)		3,290,171,523

RIGHTS — 0.0% (c)
SPAIN — 0.0% (c)
ACS Actividades de Construccion y Servicios SA (expiring 07/11/19) (b)	58,991	92,707
Repsol SA (expiring 07/09/19) (b)	321,043	178,342
TOTAL RIGHTS (Cost $278,836)		271,049

See accompanying notes to financial statements.
11

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 1.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.35% (f) (g)	15,882,213	$ 15,882,213
State Street Navigator Securities Lending Portfolio II (h) (i)	48,374,547	48,374,547
TOTAL SHORT-TERM INVESTMENTS (Cost $64,256,760)		64,256,760
TOTAL INVESTMENTS — 100.6% (Cost $3,080,257,338)		3,354,699,332
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(18,478,666)
NET ASSETS — 100.0%		$ 3,336,220,666
(a)	All or a portion of the shares of the security are on loan at June 30, 2019.
(b)	Non-income producing security.
(c)	Amount is less than 0.05% of net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.8% of net assets as of June 30, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at June 30, 2019.
(h)	The Portfolio invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2019 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.

ADR	= American Depositary Receipt
REIT	= Real Estate Investment Trust
SDR	= Swedish Depositary Receipt

At June 30, 2019, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ Depreciation
Mini MSCI EAFE (long)	433	09/20/2019	$40,653,052	$41,639,445	$986,393
During the period ended June 30, 2019, average notional value related to futures contracts was $41,887,768 or 1% of net assets.
See accompanying notes to financial statements.
12

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2019 (Unaudited)

The following table summarizes the value of the Portfolio's investments according to the fair value hierarchy as of June 30, 2019.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,290,171,523	$—	$—	$3,290,171,523
Rights	271,049	—	—	271,049
Short-Term Investments	64,256,760	—	—	64,256,760
TOTAL INVESTMENTS	$3,354,699,332	$—	$—	$3,354,699,332
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	986,393	—	—	986,393
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 986,393	$—	$—	$ 986,393
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$3,355,685,725	$—	$—	$3,355,685,725
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 12/31/18	Value at 12/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$ —	$279,620,852	$263,738,639	$—	$—	15,882,213	$15,882,213	$258,527
State Street Navigator Securities Lending Portfolio II	28,671,050	28,671,050	331,154,159	311,450,662	—	—	48,374,547	48,374,547	456,956
Total		$28,671,050	$610,775,011	$575,189,301	$—	$—		$64,256,760	$715,483
See accompanying notes to financial statements.
13

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2019 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value*	$3,290,442,572
Investments in affiliated issuers, at value	64,256,760
Total Investments	3,354,699,332
Foreign currency, at value	12,785,766
Cash at broker	1,168,735
Cash	179
Receivable from broker — accumulated variation margin on open futures contracts	987,640
Receivable for investments sold	34,896
Dividends receivable — unaffiliated issuers	6,384,771
Dividends receivable — affiliated issuers	34,430
Securities lending income receivable — unaffiliated issuers	9,859
Securities lending income receivable — affiliated issuers	132,024
Receivable for foreign taxes recoverable	8,758,606
TOTAL ASSETS	3,384,996,238
LIABILITIES
Payable upon return of securities loaned	48,374,547
Advisory fee payable	337,963
Custodian fees payable	35,136
Trustees’ fees and expenses payable	145
Professional fees payable	27,099
Printing and postage fees payable	453
Accrued expenses and other liabilities	229
TOTAL LIABILITIES	48,775,572
NET ASSETS	$3,336,220,666
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$3,016,000,578
Investments in affiliated issuers	64,256,760
Total cost of investments	$3,080,257,338
Foreign currency, at cost	$ 12,741,460
* Includes investments in securities on loan, at value	$ 65,306,594
See accompanying notes to financial statements.
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STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2019 (Unaudited)

INVESTMENT INCOME
Interest income — unaffiliated issuers	$ 27,041
Dividend income — unaffiliated issuers	78,745,142
Dividend income — affiliated issuers	258,527
Unaffiliated securities lending income	113,139
Affiliated securities lending income	456,956
Foreign taxes withheld	(6,502,005)
TOTAL INVESTMENT INCOME (LOSS)	73,098,800
EXPENSES
Advisory fee	1,904,948
Administration and custody fees	202,904
Trustees’ fees and expenses	49,297
Professional fees and expenses	82,928
Printing and postage fees	7,680
Insurance expense	8,584
Miscellaneous expenses	19,094
TOTAL EXPENSES	2,275,435
NET INVESTMENT INCOME (LOSS)	$ 70,823,365
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(10,893,906)
Foreign currency transactions	137,012
Futures contracts	3,298,255
Net realized gain (loss)	(7,458,639)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	338,412,624
Foreign currency translations	150,854
Futures contracts	2,097,090
Net change in unrealized appreciation/depreciation	340,660,568
NET REALIZED AND UNREALIZED GAIN (LOSS)	333,201,929
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$404,025,294
See accompanying notes to financial statements.
15

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 6/30/19 (Unaudited)	Year Ended 12/31/18
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 70,823,365	$ 88,501,943
Net realized gain (loss)	(7,458,639)	(25,894,912)
Net change in unrealized appreciation/depreciation	340,660,568	(497,102,616)
Net increase (decrease) in net assets resulting from operations	404,025,294	(434,495,585)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Contributions	263,601,817	960,880,616
Withdrawals	(140,916,730)	(572,543,741)
Net increase (decrease) in net assets from capital transactions	122,685,087	388,336,875
Net increase (decrease) in net assets during the period	526,710,381	(46,158,710)
Net assets at beginning of period	2,809,510,285	2,855,668,995
NET ASSETS AT END OF PERIOD	$3,336,220,666	$2,809,510,285
See accompanying notes to financial statements.
16

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 6/30/19 (Unaudited)	Year Ended 12/31/18	Year Ended 12/31/17	For the Period 4/29/16* - 12/31/16
Total return (a)	14.22%	(13.83)%	25.25%	1.00%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$3,336,221	$2,809,510	$2,855,669	$1,981,065
Ratios to average net assets:
Total expenses	0.15%(b)	0.15%	0.14%	0.15%(b)
Net investment income (loss)	4.55%(b)	2.96%	2.80%	2.57%(b)
Portfolio turnover rate	2%(c)	14%	4%	1%(c)
*	Commencement of operations.
(a)	Total return for periods of less than one year are not annualized. Results represent past performance and is not indicative of future results.
(b)	Annualized.
(c)	Not annualized.
See accompanying notes to financial statements.
17

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2019 (Unaudited)

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2019, the Trust consists of seven (7) investment portfolios (together, the “Portfolios”). Financial statements herein relate only to the State Street International Developed Equity Index Portfolio (the “Portfolio”), which commenced operations on April 29, 2016.
The Portfolio is classified as a diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Portfolio's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Portfolio's investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•  Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with the valuation policy and
18

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019 (Unaudited)

procedures approved by the Board.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of the Portfolio's portfolio securities to no longer reflect their value at the time of the Portfolio's NAV calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.
Various inputs are used in determining the value of the Portfolio’s investments.
The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Portfolio’s investments according to the fair value hierarchy as of June 30, 2019 is disclosed in the Portfolio’s Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value.
Distributions received by the Portfolio may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
19

STATE STREET MASTER FUNDS
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019 (Unaudited)

Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
Foreign Currency Translation
The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Portfolio may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Portfolio invests. These foreign taxes, if any, are paid by the Portfolio and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2019, if any, are disclosed in the Portfolio's Statement of Assets and Liabilities.
3.    Derivative Financial Instruments
Futures Contracts
The Portfolio may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolio recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended June 30, 2019, the Portfolio entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
The following summarizes the value of the Portfolio's derivative instruments as of June 30, 2019, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
20

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019 (Unaudited)

	Asset Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Futures Contracts	$—	$—	$—	$987,640	$—	$987,640
	Net Realized Gain (Loss)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Futures Contracts	$—	$—	$—	$3,298,255	$—	$3,298,255
	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
Futures Contracts	$—	$—	$—	$2,097,090	$—	$2,097,090
4.    Fees and Transactions with Affiliates
Advisory Fee
The Portfolio has entered into an Investment Advisory Agreement with the Adviser. For its advisory services to the Portfolio, the Portfolio pays the Adviser a management fee at an annual rate of 0.11% of its average daily net assets.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent to the Portfolio. For its services as custodian, sub-administrator, and transfer agent, the Portfolio pays State Street an annual fee. The fees are accrued daily and paid monthly.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Portfolio, acts as the securities lending agent for the Portfolio, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended December 7, 2018.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Portfolio, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Portfolio may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Portfolio owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2019, are disclosed in the Schedule of Investments.
21

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019 (Unaudited)

5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, derivative contracts and short term investments) for the period ended June 30, 2019, were as follows:
	Purchases	Sales
State Street International Developed Equity Index Portfolio	$282,418,778	$53,807,437
7.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service (“the IRS”) for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2018, SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of June 30, 2019, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street International Developed Equity Index Portfolio	$3,080,257,338	$492,218,467	$216,790,080	$275,428,387
8.    Securities Lending
The Portfolio may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Portfolio will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Portfolio may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, the Portfolio will bear the risk of loss of any cash collateral that it may invest. The Portfolio receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, the Portfolio will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
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STATE STREET MASTER FUNDS
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NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019 (Unaudited)

The market value of securities on loan as of June 30, 2019, and the value of the invested cash collateral are disclosed in the Portfolio's Statement of Assets and Liabilities. Non-cash collateral is not disclosed in the Portfolio's Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Portfolio, and the Portfolio does not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Portfolio's Statement of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of the Portfolio’s securities lending agreements and related cash and non-cash collateral received as of June 30, 2019:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
State Street International Developed Equity Index Portfolio	$ 65,306,594	$ 48,374,547	$ 20,179,102	$ 68,553,649
*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of June 30, 2019:
		Remaining Contractual Maturity of the Agreements As of June 30, 2019
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street International Developed Equity Index Portfolio	Common Stocks	$48,374,547	$—	$—	$—	$48,374,547	$48,374,547
9.    Line of Credit
The Portfolio and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2019 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
The Portfolio had no outstanding loans as of June 30, 2019.
10.    Risks
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Portfolio invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Portfolio invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
23

STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2019 (Unaudited)

Market and Credit Risk
In the normal course of business, the Portfolio trades financial instruments and enters into transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults.
11.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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STATE STREET MASTER FUNDS
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OTHER INFORMATION
June 30, 2019 (Unaudited)

Expense Example
As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2019 to June 30, 2019.
The table below illustrates your Portfolio's cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio's actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street International Developed Equity Index Portfolio	0.15%	$1,142.20	$0.80	$1,024.10	$0.75
(a)	Expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.
Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio has adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-877-521-4083 (toll free) or (ii) on the SEC’s website at www.sec.gov. Information regarding how the Portfolio voted proxies, if any, during the 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-877-521-4083 (toll free), or (2) on the website of the SEC at www.sec.gov.
Quarterly Portfolio Schedule
Following the Portfolio’s first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit on Form N-PORT, which can be found on the SEC's website at www.SEC.gov. The Portfolio’s schedule of investments is available upon request, without charge, by calling 1-877-521-4083 (toll free) and on the Portfolio’s website at www.ssgafunds.com.
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STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the State Street Master Funds (the “Trust”), met in person on April 10, 2019 and May 15, 2019, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the State Street International Developed Equity Index Portfolio (the “Portfolio”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreement. Following the April 10, 2019 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 15, 2019 meeting. The Independent Trustees considered, among other things, the following:
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes:
o Comparisons of the State Street Hedged International Developed Equity Index Fund’s (the “HIDE Fund”) performance over the past one- and three-year periods ended December 31, 2018, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”), for the Fund (the “Lipper Index”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
o Comparisons of the State Street International Developed Equity Index Fund’s (the “Feeder Fund”, and together with the HIDE Fund, the “Funds”) expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
o A chart showing the HIDE Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past three calendar years; and
o Comparisons of the Feeder Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
________________________________
1Over the course of many years overseeing the Portfolio and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
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OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the HIDE Fund; and
•	Profitability analyses for (a) the Adviser with respect to the Portfolio and (b) affiliates of the Adviser that provide services to the Portfolio (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Portfolio.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Portfolio and for Portfolio operations;
•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;
•	A copy of the Adviser’s proxy voting policies and procedures and other information regarding the Adviser’s practices for overseeing proxy vendors;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Portfolio and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Portfolio;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Portfolio by SSGA FM in its capacity as the Portfolio’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Portfolio by affiliates of the Adviser, including the custodian, sub-administrator, fund accountant, transfer agent and securities lending agent of the Portfolio, and the role of the Adviser in managing the Portfolio’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Portfolio;
•	Draft responses to a letter from independent legal counsel to the Independent Trustees (“Independent Counsel”), reviewed prior to such date by Independent Counsel, requesting specific information from each of:
o SSGA FM, in its capacity as the Portfolio’s Adviser and Administrator, with respect to its operations relating to the Portfolio and its approximate profit margins from such operations for the calendar year ended December 31, 2018; and the relevant operations of other affiliated service providers to the Portfolio, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2018;
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STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

o State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian, transfer agent and securities lending agent for the Portfolio, with respect to its operations relating to the Portfolio; and
o State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Portfolio (the “Distributor”), with respect to its operations relating to the Portfolio;
•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 15, 2019;
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel, with respect to the Funds; and
•	A summary of the foregoing materials prepared by Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Portfolio throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Portfolio and the investment strategies used in pursuing the Portfolio’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Portfolio.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 15, 2019 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2019, for an additional year with respect to the Portfolio.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in equity securities. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Portfolio, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.
The Board had previously reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Adviser in overseeing the Portfolio’s securities lending activities.
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STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Portfolio.
Portfolio Performance
The Board compared the HIDE Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for the one- and three-year periods ended December 31, 2018. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Portfolio:
State Street International Developed Equity Index Portfolio. The Board considered the performance of the Portfolio by evaluating the performance of the HIDE Fund. The Board considered that the HIDE Fund outperformed the medians of its Performance Group and Performance Universe and its Lipper Index for the 1- and 3-year periods.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Portfolio is satisfactory based on performance of the HIDE Fund in comparison to the performance of its Performance Group, Performance Universe or Lipper Index.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Portfolio and actual fees paid by the Feeder Fund, net of waivers. As part of its review, the Board considered the Feeder Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Feeder Fund. The Board also considered the comparability of the fees charged and the services provided to the Feeder Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. Among other information, the Board considered the following expense information in its evaluation of the Portfolio:
State Street International Developed Equity Index Portfolio. The Board considered the investment advisory fee for the Portfolio by evaluating the fees of the Feeder Fund. The Board considered that the actual management fee for the Feeder Fund was equal the median of its Expense Group and below the median of its Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Feeder Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and the fees and the expense ratio of the Portfolio are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Portfolio and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Portfolio, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Portfolio and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including reputational and entrepreneurial risks. The Board noted that the Adviser does not currently have “soft dollar” arrangements in effect for trading the Portfolio’s investments.
The Board concluded that the profitability of the Adviser with respect to the Portfolio, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Portfolio, were reasonable in relation to the services provided.
Economies of Scale
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STATE STREET MASTER FUNDS
STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
OTHER INFORMATION  (continued)
June 30, 2019 (Unaudited)

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Portfolio or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Portfolio and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Portfolio and the fund complex over various time periods, and the comparative management fee and expense ratio of the Feeder Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Portfolio to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Portfolio at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the respective Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Portfolio and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
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Trustees
John R. Costantino
Michael F. Holland
Michael A. Jessee
Ellen M. Needham
Donna M. Rapaccioli
Patrick J. Riley
James E. Ross
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator and Transfer Agent of the Portfolio
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-877-521-4083. Please read the offering document carefully before investing in the Portfolio.
SSIITHIDESAR

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

(a) Schedules of Investments are included as part of the reports to shareholders filed under Item 1 of this Form N-CSR.

(b) Not applicable to the Registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment

Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this Form N-CSR filing that have materially affected, or are reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable to the Registrant.

(b) Not applicable to the Registrant.

Item 13. Exhibits.

(a)(1)	Not applicable; this Form N-CSR is a Semi-Annual Report.

(a)(2)	Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3)	Not applicable to the Registrant.

(a)(4)	Not applicable.

(b)

Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: STATE STREET MASTER FUNDS

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date:	September 5, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer)

Date:	September 5, 2019

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial and Accounting Officer)

Date:	September 5, 2019